UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Arbitrage Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 91.4%

Information Technology — 20.4%
Cvent, Inc.*	57,410	$2,050,685
Demandware, Inc.*	85,130	6,376,237
EMC Corp. MA	143,400	3,896,178
Fairchild Semiconductor International, Inc.*††	227,032	4,506,585
KLA-Tencor Corp.	45,990	3,368,768
LinkedIn Corp. - Class A*††	26,800	5,071,900
Xura, Inc.*††	84,340	2,060,426
		27,330,779

Financials — 15.0%
Astoria Financial Corp.††	271,330	4,159,489
FirstMerit Corp.	78,850	1,598,290
Hatteras Financial Corp. REIT	340,730	5,587,972
National Interstate Corp.††	88,866	2,688,196
NorthStar Realty Finance Corp. REIT††	76,560	875,081
Talmer Bancorp, Inc. - Class A	116,046	2,224,602
Wilshire Bancorp, Inc.††	220,494	2,297,547
Winthrop Realty Trust REIT	84,690	744,425
		20,175,602

Health Care — 10.8%
Alere, Inc.*††	64,585	2,691,903
Celator Pharmaceuticals, Inc.*	128,270	3,871,189
LDR Holding Corp.*	44,810	1,655,730
St Jude Medical, Inc.††	52,690	4,109,820
XenoPort, Inc.*	302,017	2,126,200
		14,454,842

Consumer Discretionary — 9.8%
DreamWorks Animation SKG, Inc.- Class A*††	96,595	3,947,838
Media General, Inc.*	180,000	3,094,200
Starwood Hotels & Resorts Worldwide, Inc.††	82,400	6,093,480
		13,135,518

Consumer Staples — 9.3%
Delhaize Group (Belgium)	62,160	6,566,261
Elizabeth Arden, Inc.*††	89,795	1,235,579
SABMiller PLC (United Kingdom)	79,400	4,630,563
		12,432,403

Utilities — 9.3%
AGL Resources, Inc.	59,845	3,947,975
Piedmont Natural Gas Co., Inc.	69,000	4,148,280
TECO Energy, Inc.	156,730	4,332,017
		12,428,272

Energy — 7.5%
Columbia Pipeline Group, Inc.	220,860	5,629,721
Memorial Resource Development Corp.*††	278,080	4,415,910
		10,045,631

Telecommunication Services — 3.5%
Incontact, Inc.*††	340,500	4,715,925

Materials — 3.1%
Axiall Corp.††	126,190	4,115,056

Industrials — 2.7%
Virgin America, Inc.*††	65,930	3,705,925
Total Common Stocks		$122,539,953

Principal
Amount

	Corporate Bonds — 6.6%

	Financials — 2.9%
$2,500,000	American Express Co., 6.800%, 9/1/66(A)	2,496,875
1,620,000	PNC Preferred Funding Trust II, 144a, 1.875%, 3/29/49(A)(B)	1,425,600
		3,922,475

	Industrials — 1.6%
1,800,000	Glencore Canada Corp. (Canada), 5.500%, 6/15/17	1,840,842
250,000	HD Supply, Inc., 7.500%, 7/15/20	261,850
		2,102,692

	Consumer Discretionary — 1.1%
1,500,000	Time Warner Cable, Inc., 5.850%, 5/1/17	1,552,762

	Information Technology — 1.0%
1,325,000	EMC Corp. MA, 1.875%, 6/1/18	1,298,594
	Total Corporate Bonds	$8,876,523

	Shares

Exchange Traded Funds — 0.4%
Consumer Staples Select Sector SPDR Fund	218	12,023
Financial Select Sector SPDR Fund	8,386	191,452
Health Care Select Sector SPDR Fund	728	52,212
Industrial Select Sector SPDR Fund	568	31,785
Materials Select Sector SPDR Fund	443	20,529
Technology Select Sector SPDR Fund	3,492	151,413
Total Exchange Traded Funds		$459,414

	Number
	of
	Contracts

Purchase Put Options — 0.0%
SPDR S&P 500 ETF Trust.,
Strike @ 198.00, Exp 07/16	96	2,784
SPDR S&P 500 ETF Trust.,
Strike @ 201.00, Exp 07/16	96	4,608
SPDR S&P 500 ETF Trust.,
Strike @ 210.00, Exp 07/16	192	47,040
Total Purchase Put Options		54,432

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Fund — 5.5%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	7,428,859	$7,428,859

Total Long Positions
(Cost $141,113,747)		$139,359,181

Securities Sold Short — (26.0%)

Common Stocks — (25.7%)

Financials — (9.9%)
Annaly Capital Management, Inc., REIT	(337,057)	$(3,731,221)
BBCN Bancorp, Inc.	(150,056)	(2,238,836)
Chemical Financial Corp.	(54,815)	(2,044,051)
Huntington Bancshares, Inc.	(135,622)	(1,212,461)
New York Community Bancorp, Inc.	(271,330)	(4,067,237)
		(13,293,806)

Consumer Staples — (4.9%)
Koninklijke Ahold NV (Netherlands)	(295,260)	(6,520,130)

Consumer Discretionary — (4.1%)
Marriott International, Inc. - Class A	(65,920)	(4,381,043)
Nexstar Broadcasting Group, Inc. - Class A	(22,482)	(1,069,693)
		(5,450,736)

Energy — (3.4%)
Range Resources Corp.	(104,279)	(4,498,596)

Information Technology — (2.1%)
Lam Research Corp.	(22,995)	(1,932,960)
VMware, Inc. - Class A*	(15,917)	(910,771)
		(2,843,731)

Health Care — (1.3%)
Abbott Laboratories	(45,882)	(1,803,621)
Total Common Stocks		$(34,410,620)

Exchange Traded Funds — (0.3%)
Consumer Discretionary Select Sector SPDR Fund	(2,306)	(179,983)
Energy Select Sector SPDR Fund	(1,841)	(125,630)
iShares US Telecommunications ETF	(537)	(17,882)
Utilities Select Sector SPDR Fund	(2,983)	(156,518)
Total Exchange Traded Funds		$(480,013)

Total Securities Sold Short
(Proceeds $35,180,308)		$(34,890,633)

	Number
	of	Market
	Contracts	Value

Written Put Options Contracts — 0.0%
SPDR S&P 500 ETF Trust.,
Strike @ 203.00, Exp 07/16	(192)	(12,864)
SPDR S&P 500 ETF Trust.,
Strike @ 205.00, Exp 07/16	(192)	(18,432)

Total Written Options Contracts
(Premiums received $96,499)		$(31,296)

Total — 77.9%		$104,437,252

Cash Collateral for Securities Sold Short — 22.3%		29,817,547

Liabilities in Excess of Other Assets — (0.2%)		(210,972)

Net Assets — 100.0%		$134,043,827

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2016 was $62,235,837.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Stand & Poor's Depositary Receipt

ETF - Exchange Traded Fund

USD - United States Dollar

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $1,425,600 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$111,343,129	$11,196,824	$—	$122,539,953
Corporate Bonds	—	8,876,523	—	8,876,523
Exchange Traded Funds	459,414	—	—	459,414
Purchased Option Equity Contracts	54,432	—	—	54,432
Investment Fund	7,428,859	—	—	7,428,859
Total Assets	$119,285,834	$20,073,347	$—	$139,359,181
Liabilities:
Securities Sold Short
Common Stocks	$(27,890,490)	$(6,520,130)	$—	$(34,410,620)
Exchange Traded Funds	(480,013)	—	$—	(480,013)

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$437,692	$—	$437,692
Liabilities:
Written Option Equity Contracts	$(31,296)	$—	$—	$(31,296)
Total	$90,884,035	$13,990,909	$—	$104,874,944

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized appreciation on forward foreign currency contracts.

Transactions in written options for the period ended June 30, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	0	$0
Call Options Written	19	4,673
Put Options Written	755	162,242
Call Options Closed	(19)	(4,673)
Put Options Closed	(371)	(65,743)
End of Period, June 30, 2016	384	$96,499

3

Touchstone Arbitrage Fund (Unaudited) (Continued)

Forward Foreign Currency Contracts		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation
Brown Brothers Harriman	08/31/2016	USD	5,091,223	GBP	3,493,600	$437,692
						$437,692

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund (formerly known as Touchstone Emerging Markets Equity Fund) – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Korea — 18.9%

Consumer Discretionary — 3.8%
Innocean Worldwide, Inc.	1,348	$95,462
Jcontentree Corp.*	27,170	99,761
Loen Entertainment, Inc.*	1,797	114,718
SHOWBOX Corp.	17,678	113,854

Consumer Staples — 2.2%
BGF retail Co. Ltd.	794	147,839
NongShim Co. Ltd.	318	103,253

Financials — 2.6%
Dongbu Insurance Co. Ltd.	2,698	162,394
Hyundai Marine & Fire Insurance Co. Ltd.	5,025	128,135

Health Care — 3.4%
Dong-A ST Co. Ltd.	1,091	129,293
Osstem Implant Co. Ltd.*	1,957	133,302
Value Added Technologies Co. Ltd.	3,769	123,641

Industrials — 2.1%
Hyundai Development Co.-Engineering & Construction	3,591	124,581
LS Industrial Systems Co. Ltd.	2,610	108,384

Information Technology — 2.1%
Koh Young Technology, Inc.	3,868	138,180
Silicon Works Co. Ltd.	3,495	100,986

Materials — 2.7%
Korea Petrochemical Ind Co. Ltd.	720	151,457
Soulbrain Co. Ltd.	3,238	157,204
Total Korea		2,132,444

Cayman Islands — 15.5%

Consumer Discretionary — 8.9%
China Lodging Group Ltd. ADR	4,397	160,183
Fu Shou Yuan International Group Ltd.	150,000	106,238
Geely Automobile Holdings Ltd.	260,000	141,815
Gourmet Master Co. Ltd.	17,000	150,485
TAL Education Group ADR*	2,960	183,698
Tianneng Power International Ltd.	136,000	92,459
Xtep International Holdings Ltd.	303,000	162,845

Industrials — 1.3%
Bizlink Holding, Inc.	24,000	146,564

Information Technology — 2.9%
Sunny Optical Technology Group Co. Ltd.	49,000	172,521
Tongda Group Holdings Ltd.	790,000	155,207

Materials — 2.4%
Lee & Man Paper Manufacturing Ltd.	227,000	169,586
Yeong Guan Energy Technology Group Co. Ltd.	16,000	101,991
Total Cayman Islands		1,743,592

Taiwan — 13.7%

Consumer Discretionary — 2.7%
Basso Industry Corp.	71,000	202,223
Taiwan Paiho Ltd.	37,000	99,669

Consumer Staples — 1.3%
Grape King Bio Ltd.	23,000	150,499

Health Care — 1.2%
Bioteque Corp.	28,000	140,057

Industrials — 1.2%
Shin Zu Shing Co. Ltd.	42,000	138,539

Information Technology — 6.4%
Elite Advanced Laser Corp.	28,000	132,054
Elite Material Co. Ltd.	78,000	183,349
Land Mark Optoelectronics Corp.	9,000	127,589
Primax Electronics Ltd.	112,000	147,222
Vanguard International Semiconductor Corp.	77,000	127,277

Materials — 0.9%
China General Plastics Corp.	210,000	102,019
Total Taiwan		1,550,497

India — 9.1%

Energy — 1.7%
Hindustan Petroleum Corp. Ltd.	12,592	186,243

Financials — 4.4%
Bajaj Finance Ltd.	1,534	181,942
Bharat Financial Inclusion Ltd.*	17,910	197,261
Shriram Transport Finance Co. Ltd.	6,297	112,604

Health Care — 0.9%
Torrent Pharmaceuticals Ltd.	5,201	105,979

Information Technology — 0.8%
Mindtree Ltd.	9,453	93,320

Utilities — 1.3%
Indraprastha Gas Ltd.	15,816	147,418
Total India		1,024,767

South Africa — 6.2%

Consumer Discretionary — 2.1%
Foschini Group Ltd. (The)	11,454	108,138
Super Group Ltd.*	48,118	128,561

Consumer Staples — 2.2%
AVI Ltd.	19,341	108,997

5

Touchstone Emerging Markets Small Cap Fund (formerly known as Touchstone Emerging Markets Equity Fund) (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.5% (Continued)

South Africa — (Continued)

Consumer Staples — (Continued)
Clicks Group Ltd.	16,499	$137,454

Financials — 1.1%
Capitec Bank Holdings Ltd.	3,043	123,438

Health Care — 0.8%
Netcare Ltd.	45,834	97,033
Total South Africa		703,621

Mexico — 5.8%

Consumer Discretionary — 1.4%
Alsea SAB de CV	41,100	156,464

Consumer Staples — 0.9%
Gruma SAB de CV - Class B	6,745	97,029

Industrials — 3.5%
Controladora Vuela Cia de Aviacion SAB de CV - Class A*	72,800	136,740
Grupo Aeroportuario del Sureste SAB de CV - Class B	9,100	145,002
Promotora y Operadora DE Infraestructura SAB de CV	9,315	114,648
Total Mexico		649,883

Brazil — 4.5%

Consumer Staples — 3.0%
Hypermarcas SA	19,800	143,308
Raia Drogasil SA	9,700	191,687

Health Care — 1.5%
Qualicorp SA	29,600	172,220
Total Brazil		507,215

China — 3.9%

Financials — 1.3%
Guangzhou R&F Properties Co. Ltd. - Class H	116,400	147,561

Industrials — 1.2%
Beijing Capital International Airport Co. Ltd. - Class H	124,000	135,050

Information Technology — 1.4%
TravelSky Technology Ltd. - Class H	84,000	162,391
Total China		445,002

Thailand — 2.9%

Consumer Discretionary — 0.8%
Minor International PCL	77,800	89,424

Financials — 1.0%
Krungthai Card PCL	38,900	110,467

Information Technology — 1.1%
KCE Electronics PCL	54,500	129,586
Total Thailand		329,477

Philippines — 2.5%

Financials — 2.5%
GT Capital Holdings, Inc.	3,525	108,365
Metro Pacific Investments Corp.	1,167,600	173,876
Total Philippines		282,241

Indonesia — 2.2%

Financials — 1.1%
Bank Tabungan Negara Persero Tbk PT	960,000	125,326

Health Care — 1.1%
Mitra Keluarga Karyasehat Tbk PT	605,000	126,389
Total Indonesia		251,715

Hungary — 2.2%

Health Care — 1.1%
Richter Gedeon Nyrt	6,104	121,409

Telecommunication Services — 1.1%
Magyar Telekom Telecommunications PLC	78,575	123,175
Total Hungary		244,584

Poland — 1.8%

Financials — 1.0%
KRUK SA	2,172	111,102

Information Technology — 0.8%
Asseco Poland SA	7,012	92,999
Total Poland		204,101

Turkey — 1.6%

Financials — 0.6%
Turkiye Sinai Kalkinma Bankasi A/S	158,694	73,403

Materials — 1.0%
Soda Sanayii A/S	68,833	108,879
Total Turkey		182,282

Hong Kong — 1.3%

Financials — 1.3%
Shenzhen Investment Ltd.	376,000	150,964

Malaysia — 1.2%

Industrials — 1.2%
Westports Holdings Bhd	128,800	134,446

6

Touchstone Emerging Markets Small Cap Fund (formerly known as Touchstone Emerging Markets Equity Fund) (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.5% (Continued)

United States — 1.2%

Health Care — 1.2%
China Biologic Products, Inc.*	1,260	$133,963

Jersey — 1.2%

Information Technology — 1.2%
WNS Holdings Ltd. ADR*	4,940	133,380

Malta — 1.0%

Financials — 1.0%
Brait SE*	11,282	107,544

Chile — 0.9%

Consumer Staples — 0.9%
Cia Cervecerias Unidas SA	9,067	106,235

Bermuda — 0.9%

Consumer Discretionary — 0.9%
SMI Holdings Group Ltd.†	1,044,000	98,953
Total Common Stocks		$11,116,906

Exchange Traded Fund — 0.6%
iShares MSCI Emerging Markets Small-Cap ETF	1,570	64,745

Investment Funds — 1.9%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	136,130	136,130
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	83,520	83,520
Total Investment Funds		$219,650

Total Investment Securities —101.0%
(Cost $11,389,575)		$11,401,301

Liabilities in Excess of Other Assets — (1.0%)		(118,148)

Net Assets — 100.0%		$11,283,153

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $79,162.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Korea	$103,253	$2,029,191	$—	$2,132,444
Cayman Islands	490,445	1,253,147	—	1,743,592
Taiwan	—	1,550,497	—	1,550,497
India	—	1,024,767	—	1,024,767
South Africa	472,045	231,576	—	703,621
Mexico	649,883	—	—	649,883
Brazil	507,215	—	—	507,215
China	—	445,002	—	445,002
Thailand	—	329,477	—	329,477
Philippines	—	282,241	—	282,241
Indonesia	—	251,715	—	251,715
Hungary	123,175	121,409	—	244,584
Poland	111,102	92,999	—	204,101
Turkey	108,879	73,403	—	182,282
Hong Kong	—	150,964	—	150,964
Malaysia	—	134,446	—	134,446
United States	133,963	—	—	133,963
Jersey	133,380	—	—	133,380
Malta	—	107,544	—	107,544
Chile	106,235	—	—	106,235
Bermuda	—	98,953	—	98,953
Exchanged Traded Fund	64,745	—	—	64,745
Investment Funds	219,650	—	—	219,650
Total	$3,223,970	$8,177,331	$—	$11,401,301

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 76.3%

Financials — 17.4%
Astoria Financial Corp.††	313,270	$4,802,429
FirstMerit Corp.	268,100	5,434,387
Hatteras Financial Corp. REIT	366,210	6,005,843
Hennessy Capital Acquisition Corp. II*	175,000	1,701,000
National Interstate Corp.††	180,332	5,455,043
NorthStar Realty Finance Corp. REIT††	148,098	1,692,754
PrivateBancorp, Inc.	89,490	3,940,245
Talmer Bancorp, Inc. - Class A	101,974	1,954,842
Wilshire Bancorp, Inc.††	235,245	2,451,253
Winthrop Realty Trust REIT	99,401	873,735
		34,311,531

Information Technology — 16.8%
Cvent, Inc.*	55,710	1,989,962
Demandware, Inc.*	82,320	6,165,768
EMC Corp. MA	145,550	3,954,594
Fairchild Semiconductor International, Inc.*	301,994	5,994,581
Higher One Holdings, Inc.*	344,004	1,757,860
KLA-Tencor Corp.	85,660	6,274,595
LinkedIn Corp. - Class A*††	25,885	4,898,736
Xura, Inc.*††	81,451	1,989,848
		33,025,944

Consumer Discretionary — 8.8%
Diamond Resorts International, Inc.*	68,400	2,049,264
DreamWorks Animation SKG, Inc.- Class A*††	101,720	4,157,296
Media General, Inc.*	208,090	3,577,067
ReachLocal, Inc.*	204,598	930,921
Skullcandy, Inc.*	99,038	608,093
Starwood Hotels & Resorts Worldwide, Inc.††	79,987	5,915,039
		17,237,680

Health Care — 7.7%
Alere, Inc.*	74,660	3,111,829
Celator Pharmaceuticals, Inc.*	133,315	4,023,447
LDR Holding Corp.*	45,490	1,680,855
St Jude Medical, Inc.††	55,480	4,327,440
XenoPort, Inc.*	292,288	2,057,708
		15,201,279

Consumer Staples — 7.1%
Delhaize Group (Belguim)	60,040	6,342,315
Elizabeth Arden, Inc.*††	210,714	2,899,425
SABMiller PLC (United Kingdom)	80,600	4,700,546
		13,942,286

Utilities — 6.7%
AGL Resources, Inc.	60,189	3,970,668
Piedmont Natural Gas Co., Inc.	66,770	4,014,212
TECO Energy, Inc.	189,865	5,247,869
		13,232,749

Energy — 5.3%
Columbia Pipeline Group, Inc.	238,135	6,070,061
Memorial Resource Development Corp.*††	276,400	4,389,232
		10,459,293

Telecommunication Services — 2.3%
InContact, Inc.*††	328,875	4,554,919

Industrials — 2.1%
Virgin America, Inc.*	73,615	4,137,899

Materials — 2.1%
Axiall Corp.††	126,780	4,134,296
Total Common Stocks		$150,237,876

Principal
Amount

	Corporate Bonds — 13.0%

	Financials — 6.3%

$4,000,000	Ally Financial, Inc., 3.600%, 5/21/18	4,010,000
4,000,000	American Express Co., 6.800%, 9/1/66(A)	3,995,000
1,000,000	Omega Healthcare Investors, Inc., 5.875%, 3/15/24	1,047,506
3,845,000	PNC Preferred Funding Trust II, 144a, 1.875%, 3/29/49(A)(B)	3,383,600
		12,436,106

	Consumer Discretionary — 5.1%
4,000,000	Glencore Canada Corp., 5.500%, 6/15/17	4,090,760
1,865,000	HD Supply, Inc., 7.500%, 7/15/20	1,953,401
3,900,000	Time Warner Cable, Inc., 5.850%, 5/1/17	4,037,182
		10,081,343

	Information Technology — 1.1%
2,050,000	EMC Corp. MA, 1.875%, 6/1/18	2,009,146

	Industrials — 0.5%
1,000,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 144a, 5.625%, 12/15/16	1,002,500
	Total Corporate Bonds	$25,529,095

8

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 2.0%

$2,750,000	CFCRE Commercial Mortgage Trust,, Ser 2015-RUM, Class C, 144a, 3.192%, 7/15/30(A)	$2,681,658
1,320,000	GSCCRE Commercial Mortgage Trust 2015-HULA,, Ser 2015-HULA, Class C, 144a, 3.192%, 8/15/32(A)	1,300,437
	Total Commercial Mortgage-Backed Securities	$3,982,095

	Commercial Paper — 6.1%
4,000,000	Duke Energy Corp., 0.730%, 07/01/16(C)	3,999,922
4,000,000	Equifax Inc.,0.730%, 07/01/16(C)	3,999,922
4,000,000	Kraft Heinz Foods Co., 1.041%, 07/05/16(C)	3,999,492
	Total Commercial Paper	$11,999,336

	Shares

Exchange Traded Funds — 0.3%
Consumer Staples Select Sector SPDR Fund	333	18,365
Financial Select Sector SPDR Fund	12,771	291,562
Health Care Select Sector SPDR Fund	1,110	79,609
Industrial Select Sector SPDR Fund	864	48,349
Materials Select Sector SPDR Fund	675	31,280
Technology Select Sector SPDR Fund	5,318	230,588
Total Exchange Traded Funds		$699,753

Rights — 0.1%

Financials — 0.1%
Hennessy Capital Acquisition Corp. II, Expiration 09/11/20, Price $11.50*	175,000	110,162

	Number
	of
	Contracts

Purchased Call Options — 0.0%
SPDR S&P 500 ETF Trust.,
Strike @ 198.00, Exp 07/16	150	4,350
SPDR S&P 500 ETF Trust.,
Strike @ 201.00, Exp 07/16	150	7,200
SPDR S&P 500 ETF Trust.,
Strike @ 210.00, Exp 07/16	300	73,500
		85,050

	Shares

Investment Fund — 22.2%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	43,709,684	43,709,684

Total Long Positions
(Cost $239,728,728)		$236,353,051

		Market
	Shares	Value

Securities Sold Short —(21.8%)

Common Stocks — (21.4%)

Financials — (9.9%)
Annaly Capital Management, Inc.	(362,392)	(4,011,679)
BBcn Bancorp, Inc.	(165,515)	(2,469,484)
Canadian Imperial Bank of Commerce/Canada	(32,727)	(2,456,816)
Chemical Financial Corp.	(48,077)	(1,792,791)
Huntington Bancshares, Inc. OH	(461,097)	(4,122,207)
New York Community Bancorp, Inc.	(313,270)	(4,695,917)
		(19,548,894)

Consumer Discretionary — (6.0%)
Koninklijke Ahold N.V.	(285,190)	(6,297,758)
Marriott International, Inc. - Class A	(63,990)	(4,252,775)
Nexstar Broadcasting Group, Inc. - Class A	(25,991)	(1,236,652)
		(11,787,185)

Information Technology — (2.3%)
Lam Research Corp.	(42,830)	(3,600,290)
VMware, Inc. - Class A*	(16,157)	(924,504)
		(4,524,794)

Energy — (2.3%)
Range Resources Corp.	(103,652)	(4,471,547)

Health Care — (0.9%)
Abbott Laboratories	(48,313)	(1,899,184)
Total Common Stocks		$(42,231,604)

Exchange Traded Fund — (0.4%)
Consumer Discretionary Select Sector SPDR Fund	(3,512)	(274,112)
Energy Select Sector SPDR Fund	(2,804)	(191,345)
iShares US Telecommunications ETF	(817)	(27,206)
Utilities Select Sector SPDR Fund	(4,544)	(238,424)
Total Exchange Traded Fund		$(731,087)

Total Securities Sold Short
(Proceeds $43,063,916)		$(42,962,691)

	Number
	Of
	Contracts

Written Options — (0.0%)

Written Call Options — (0.0%)
Diamond Resorts International, Inc., Strike @ 30.00, Exp 07/16	(342)	(10,260)

Written Put Options — (0.0%)
SPDR S&P 500 ETF Trust., Strike @ 203.00, Exp 07/16	(300)	(20,100)

9

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Put Options — (0.0%) (Continued)
SPDR S&P 500 ETF Trust., Strike @ 205.00, Exp 07/16	(300)	$(28,800)
		$(48,900)

Total Written Options
(Proceeds $155,567)		$(59,160)

Total —98.2%		193,331,200

Cash Collateral for Securities Sold Short — 5.4%		10,677,226

Liabilities in Excess of Other Assets — (3.6%)		(7,099,387)

Net Assets — 100.0%		$196,909,039

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2016 was $42,155,347.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

GBP - Great British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipts

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $8,368,195 or 4.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$139,195,015	$11,042,861	$—	$150,237,876
Corporate Bonds	—	25,529,095	—	25,529,095
Commercial Mortgage-Backed Securities	—	3,982,095	—	3,982,095
Commercial Paper	—	11,999,336	—	11,999,336
Exchange Traded Fund	699,753	—	—	699,753
Rights	110,162	—	—	110,162
Purchased Options Equity Contracts	85,050	—	—	85,050
Investment Fund	43,709,684	—	—	43,709,684
Total Assets	$183,799,664	52,553,387	—	$236,353,051
Liabilities:
Securities Sold Short
Common Stocks	$(42,231,604)	$—	$—	$(42,231,604)
Exchange Traded Funds	(731,087)	—	—	(731,087)

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$444,307	$—	$444,307
Liabilities:
Written Options Equity Contracts	$(59,160)	$—	$—	$(59,160)
Total	$140,777,813	$52,997,694	$—	$193,775,507

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized appreciation on forward foreign currency contracts.

10

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for the period ended June 30, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	1,475	$275,757
Call Options Written	372	12,167
Put Options Written	1,165	252,049
Call Options Closed	(30)	(7,379)
Put Options Closed	(565)	(101,270)
Put Options Expired	(1,475)	(275,757)
End of Period, June 30, 2016	942	$155,567

Forward Foreign Currency Contracts
		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation
Brown Brothers Harriman	08/31/2016	USD	5,168,169	GBP	3,546,400	$444,307
						$444,307

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Consumer Discretionary — 30.6%
Cabela's, Inc.*	287,100	$14,372,226
CarMax, Inc.*†	488,920	23,971,748
Deckers Outdoor Corp.*	215,330	12,385,782
Dollar Tree, Inc.*	535,430	50,458,923
H&R Block, Inc.	651,200	14,977,600
Hasbro, Inc.	313,570	26,336,744
PulteGroup, Inc.	1,336,670	26,051,698
Tempur Sealy International, Inc.*	438,650	24,266,118
Whirlpool Corp.	142,250	23,704,540
		216,525,379

Information Technology — 16.1%
Amphenol Corp. - Class A	566,380	32,470,565
Citrix Systems, Inc.*	345,600	27,679,104
Paychex, Inc.	563,720	33,541,340
Symantec Corp.	978,090	20,089,969
		113,780,978

Industrials — 14.8%
Cintas Corp.	399,180	39,171,533
Copart, Inc.*	509,220	24,956,872
Dover Corp.	318,101	22,050,761
Old Dominion Freight Line, Inc.*	305,880	18,447,623
		104,626,789

Financials — 14.6%
Alleghany Corp.	64,430	35,409,439
M&T Bank Corp.	229,670	27,153,884
Progressive Corp. (The)	832,930	27,903,155
Voya Financial, Inc.	531,520	13,160,435
		103,626,913

Materials — 11.8%
Ball Corp.	260,030	18,797,569
NewMarket Corp.	83,010	34,397,684
Vulcan Materials Co.	252,090	30,341,552
		83,536,805

Consumer Staples — 9.6%
Brown-Forman Corp. - Class B	235,250	23,468,540
Edgewell Personal Care Co.*	240,070	20,264,309
Energizer Holdings, Inc.	240,150	12,365,324
PriceSmart, Inc.	123,680	11,572,738
		67,670,911

Health Care — 1.9%
Tenet Healthcare Corp.	480,620	13,284,337
Total Common Stocks		$703,052,112

Investment Funds — 3.8%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	4,197,281	4,197,281
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	22,502,760	22,502,760
Total Investment Funds		$26,700,041

Total Investment Securities —103.2%
(Cost $670,540,401)		$729,752,153

Liabilities in Excess of Other Assets — (3.2%)		(22,321,774)

Net Assets — 100.0%		$707,430,379

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $22,516,538.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$703,052,112	$—	$—	$703,052,112
Investment Funds	26,700,041	—	—	26,700,041
Total	$729,752,153	$—	$—	$729,752,153

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Financials — 24.9%
Alexandria Real Estate Equities, Inc., REIT	80,358	$8,318,661
Allstate Corp. (The)	104,539	7,312,503
American Campus Communities, Inc., REIT	152,342	8,054,321
Ameriprise Financial, Inc.	51,223	4,602,387
Blackstone Mortgage Trust, Inc. - Class A, REIT	215,777	5,970,550
Brixmor Property Group, Inc., REIT	247,111	6,538,557
E*TRADE Financial Corp.*	201,122	4,724,356
Equinix, Inc., REIT	14,306	5,546,865
Hancock Holding Co.	192,888	5,036,306
Hanover Insurance Group, Inc. (The)	57,503	4,865,904
Hartford Financial Services Group, Inc. (The)	103,597	4,597,635
Host Hotels & Resorts, Inc., REIT	324,573	5,261,328
M&T Bank Corp.	52,304	6,183,902
Reinsurance Group of America, Inc.	62,563	6,067,985
SunTrust Banks, Inc.	142,921	5,871,195
TCF Financial Corp.	306,010	3,871,026
Unum Group	196,970	6,261,676
Zions Bancorporation	220,244	5,534,732
		104,619,889

Information Technology — 12.7%
Cadence Design Systems, Inc.*	272,932	6,632,248
Citrix Systems, Inc.*	77,545	6,210,579
Diebold, Inc.	198,366	4,925,428
Fidelity National Information Services, Inc.	100,666	7,417,071
IAC/InterActiveCorp.*	62,772	3,534,064
Juniper Networks, Inc.	202,239	4,548,355
Microchip Technology, Inc.†	130,709	6,634,789
Qorvo, Inc.*	140,234	7,749,331
Synopsys, Inc.*	102,515	5,544,011
		53,195,876

Industrials — 11.2%
Aercap Holdings N.V.*	185,072	6,216,568
Clean Harbors, Inc.*	70,309	3,663,802
Dover Corp.	68,111	4,721,455
Fluor Corp.	75,613	3,726,209
KAR Auction Services, Inc.	177,500	7,408,850
Parker Hannifin Corp.	35,486	3,834,262
Regal-Beloit Corp.	95,397	5,251,605
Stericycle, Inc.*	61,481	6,401,402
Xylem, Inc.	135,210	6,037,126
		47,261,279

Health Care — 10.7%
AmerisourceBergen Corp.	70,350	5,580,162
Charles River Laboratories International, Inc.*	65,459	5,396,440
Cooper Cos, Inc. (The)	44,837	7,692,684
DENTSPLY SIRONA, Inc.	100,666	6,245,319
Patterson Cos., Inc.	113,925	5,455,868
Quest Diagnostics, Inc.	78,509	6,391,418
St. Jude Medical, Inc.	106,353	8,295,534
		45,057,425

Utilities — 9.4%
DTE Energy Co.	89,186	8,840,116
Edison International	100,038	7,769,951
Great Plains Energy, Inc.	186,816	5,679,206
Pinnacle West Capital Corp.	84,964	6,887,182
Portland General Electric Co.	100,631	4,439,840
PPL Corp.	157,506	5,945,852
		39,562,147

Consumer Discretionary — 8.0%
American Eagle Outfitters, Inc.	365,258	5,818,560
Aramark	116,856	3,905,327
BorgWarner, Inc.	152,272	4,495,069
Dollar General Corp.	61,586	5,789,084
Harley-Davidson, Inc.	100,212	4,539,604
LKQ Corp.*	178,442	5,656,611
Ralph Lauren Corp.	37,789	3,386,650
		33,590,905

Consumer Staples — 7.9%
Darling International, Inc.*	420,110	6,259,639
Hain Celestial Group, Inc. (The)*	132,907	6,612,123
Hershey Co. (The)	52,570	5,966,169
Ingredion, Inc.	42,779	5,536,030
TreeHouse Foods, Inc.*	87,686	9,000,968
		33,374,929

Energy — 7.1%
Anadarko Petroleum Corp.	107,749	5,737,634
EQT Corp.	77,427	5,995,173
Newfield Exploration Co.*	175,999	7,775,636
Pioneer Natural Resources Co.	45,535	6,885,347
Spectra Energy Corp.	91,489	3,351,242
		29,745,032

Materials — 6.1%
Albemarle Corp.	88,209	6,995,856
Allegheny Technologies, Inc.†	194,981	2,486,008
Bemis Co., Inc.	81,300	4,186,137
Cabot Corp.	81,754	3,732,888
FMC Corp.	90,826	4,206,152
Scotts Miracle-Gro Co. (The) - Class A	55,410	3,873,713
		25,480,754
Total Common Stocks		$411,888,236

13

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 2.1%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	5,753,308	$5,753,308
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	2,860,264	2,860,264
Total Investment Funds		$8,613,572

Total Investment Securities —100.1%
(Cost $372,223,995)		$420,501,808

Liabilities in Excess of Other Assets — (0.1%)		(305,131)

Net Assets — 100.0%		$420,196,677

* Non-income producing security.

** Represents collateral for securities loaned.

† All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $2,919,532.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$411,888,236	$—	$—	$411,888,236
Investment Funds	8,613,572	—	—	8,613,572
Total	$420,501,808	$—	$—	$420,501,808

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Financials — 25.2%
Bank of Montreal (Canada)	41,685	$2,642,412
CME Group, Inc.	27,459	2,674,507
Digital Realty Trust, Inc., REIT	43,671	4,759,702
Hospitality Properties Trust, REIT	106,197	3,058,474
Host Hotels & Resorts, Inc., REIT	141,927	2,300,637
Lamar Advertising Co., REIT	45,857	3,040,319
Omega Healthcare Investors, Inc., REIT	41,354	1,403,968
PacWest Bancorp	38,357	1,525,841
Senior Housing Properties Trust, REIT	60,211	1,254,195
Toronto-Dominion Bank (The) (Canada)	69,963	3,003,512
Ventas, Inc., REIT	46,978	3,420,938
Wells Fargo & Co.	56,381	2,668,513
Weyerhaeuser Co., REIT	192,213	5,722,181
		37,475,199

Health Care — 21.0%
Abbott Laboratories	75,602	2,971,915
AbbVie, Inc.	85,024	5,263,836
GlaxoSmithKline PLC, ADR	101,784	4,411,319
Johnson & Johnson	46,316	5,618,131
Merck & Co., Inc.	89,986	5,184,093
Novartis AG, ADR	34,406	2,838,839
Pfizer, Inc.	140,355	4,941,900
		31,230,033

Information Technology — 12.0%
Cisco Systems, Inc.	189,235	5,429,152
Microchip Technology, Inc.	76,091	3,862,379
Microsoft Corp.	71,790	3,673,494
QUALCOMM, Inc.	91,817	4,918,637
		17,883,662

Energy — 9.0%
ONEOK, Inc.	127,039	6,028,000
Pembina Pipeline Corp. (Canada)	46,316	1,405,227
Spectra Energy Corp.	164,092	6,010,690
		13,443,917

Consumer Discretionary — 7.5%
Coach, Inc.	100,573	4,097,344
Johnson Controls, Inc.	102,182	4,522,575
L Brands, Inc.	38,032	2,553,088
		11,173,007

Industrials — 7.3%
Covanta Holding Corp.	69,805	1,148,292
Eaton Corp. PLC (Ireland)	40,361	2,410,763
General Electric Co.	143,849	4,528,367
United Parcel Service, Inc. - Class B	25,805	2,779,715
		10,867,137

Telecommunication Services — 7.1%
AT&T, Inc.	111,159	4,803,180
BCE, Inc. (Canada)	28,451	1,346,017
Verizon Communications, Inc.	37,384	2,087,523
Vodafone Group PLC, ADR	77,745	2,401,543
		10,638,263

Consumer Staples — 5.2%
JM Smucker Co. (The)	21,806	3,323,452
Procter & Gamble Co. (The)	52,419	4,438,317
		7,761,769

Materials — 4.2%
Domtar Corp.	80,392	2,814,524
LyondellBasell Industries N.V. - Class A (Netherlands)	45,324	3,373,012
		6,187,536
Total Common Stocks		$146,660,523

Investment Fund — 2.1%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	3,078,967	3,078,967

Total Investment Securities —100.6%
(Cost $138,980,514)		$149,739,490

Liabilities in Excess of Other Assets — (0.6%)		(885,017)

Net Assets — 100.0%		$148,854,473

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$146,660,523	$—	$—	$146,660,523
Investment Fund	3,078,967	—	—	3,078,967
Total	$149,739,490	$—	$—	$149,739,490

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 51.6%
Adobe Systems, Inc.*	1,543,134	$147,816,806
Alibaba Group Holding Ltd. ADR*†	1,565,867	124,533,403
Alphabet, Inc. - Class A*	194,400	136,766,232
Alphabet, Inc. - Class C*	72,500	50,177,250
Baidu, Inc. ADR*	619,780	102,356,667
Facebook, Inc. - Class A*	2,199,880	251,402,286
LinkedIn Corp. - Class A*	417,625	79,035,531
Mobileye N.V. (Netherlands)*†	1,497,648	69,101,479
Palo Alto Networks, Inc.*	688,400	84,425,376
Salesforce.com, Inc.*	3,380,612	268,454,399
Splunk, Inc.*	1,491,844	80,828,108
Visa, Inc. - Class A	4,226,199	313,457,179
		1,708,354,716

Health Care — 21.1%
Alexion Pharmaceuticals, Inc.*	720,230	84,094,055
athenahealth, Inc.*†	490,551	67,700,943
Biogen, Inc.*	273,090	66,038,624
BioMarin Pharmaceutical, Inc.*	1,109,681	86,333,182
Cerner Corp.*	1,219,331	71,452,797
Edwards Lifesciences Corp.*	892,677	89,026,677
Illumina, Inc.*	665,257	93,388,778
Incyte Corp.*	663,062	53,031,699
Regeneron Pharmaceuticals, Inc.*	254,931	89,029,553
		700,096,308

Consumer Discretionary — 18.4%
Amazon.com, Inc.*	256,000	183,198,720
Chipotle Mexican Grill, Inc.*	218,000	87,801,680
Netflix, Inc.*	1,178,000	107,763,440
Priceline Group, Inc. (The)*	125,632	156,840,245
Under Armour, Inc. - Class A*†	962,000	38,605,060
Under Armour, Inc. - Class C*†	970,012	35,308,437
		609,517,582

Financials — 3.0%
Charles Schwab Corp. (The)	3,047,000	77,119,570
LendingClub Corp.*†	5,232,303	22,498,903
		99,618,473

Materials — 2.8%
Monsanto Co.	887,500	91,776,375

Energy — 2.3%
Schlumberger Ltd. (Curacao)	961,482	76,033,997
Total Common Stocks		$3,285,397,451

Investment Funds — 6.6%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	16,097,630	16,097,629
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	202,059,741	202,059,741
Total Investment Funds		$218,157,370

Total Investment Securities —105.8%
(Cost $2,387,027,633)		$3,503,554,821

Liabilities in Excess of Other Assets — (5.8%)		(190,859,397)

Net Assets — 100.0%		$3,312,695,424

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $204,157,075.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$3,285,397,451	$—	$—	$3,285,397,451
Investment Funds	218,157,370	—	—	218,157,370
Total	$3,503,554,821	$—	$—	$3,503,554,821

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Small Cap Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.5%

Consumer Discretionary — 23.0%
American Eagle Outfitters, Inc.†	558,749	$8,900,872
Cabela's, Inc.*	476,846	23,870,911
Deckers Outdoor Corp.*	267,230	15,371,070
Service Corp. International	1,061,470	28,702,149
Sturm Ruger & Co., Inc.†	288,152	18,444,610
Tempur Sealy International, Inc.*†	533,260	29,499,943
Vista Outdoor, Inc.*	525,850	25,098,820
		149,888,375

Industrials — 22.1%
GATX Corp.†	530,530	23,327,404
Kaman Corp.	486,648	20,692,273
Landstar System, Inc.	291,580	20,019,883
Matson, Inc.	462,735	14,941,713
Orbital ATK, Inc.	479,382	40,814,583
USG Corp.*	877,530	23,658,209
		143,454,065

Financials — 21.0%
Alexander & Baldwin, Inc.	764,048	27,612,695
Corrections Corp. of America REIT	726,140	25,429,423
Eaton Vance Corp.	350,939	12,402,184
First Industrial Realty Trust, Inc. REIT	1,170,141	32,553,323
MBIA, Inc.*	1,390,384	9,496,323
Tejon Ranch Co.*	324,951	7,681,842
White Mountains Insurance Group Ltd. (Bermuda)	25,809	21,731,178
		136,906,968

Materials — 11.4%
NewMarket Corp.	99,363	41,174,040
Olin Corp.	1,048,060	26,033,810
Tredegar Corp.	414,900	6,688,188
		73,896,038

Consumer Staples — 8.4%
Energizer Holdings, Inc.	542,360	27,926,116
PriceSmart, Inc.	288,805	27,023,484
		54,949,600

Energy — 4.4%
Superior Energy Services, Inc.	1,012,720	18,644,175
World Fuel Services Corp.	208,164	9,885,708
		28,529,883

Information Technology — 3.7%
DST Systems, Inc.	207,530	24,162,718

Health Care — 2.5%
Tenet Healthcare Corp.*	586,447	16,209,395
Total Common Stocks		$627,997,042

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 8/31/16*	63,145	6

Investment Funds — 10.5%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	18,621,958	18,621,958
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	49,555,095	49,555,095
Total Investment Funds		$68,177,053

Total Investment Securities —107.0%
(Cost $541,205,658)		$696,174,101

Liabilities in Excess of Other Assets — (7.0%)		(45,803,200)

Net Assets — 100.0%		$650,370,901

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $48,670,141.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$627,997,042	$—	$—	$627,997,042
Warrants	6	—	—	6
Investment Funds	68,177,053	—	—	68,177,053
Total	$696,174,101	$—	$—	$696,174,101

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Financials — 41.3%
Agree Realty Corp. REIT	2,355	$113,605
Brandywine Realty Trust REIT	46,143	775,202
Brookline Bancorp, Inc.	38,404	423,596
Chemical Financial Corp.	2,829	105,493
Citizens, Inc.*	6,757	51,353
Cohen & Steers, Inc.	20,279	820,083
Columbia Banking System, Inc.	21,797	611,624
Corporate Office Properties Trust REIT	40,951	1,210,921
Cousins Properties, Inc. REIT	74,652	776,381
CubeSmart REIT	1,605	49,562
CyrusOne, Inc. REIT	1,025	57,052
Education Realty Trust, Inc. REIT	1,747	80,606
First Financial Bancorp	12,735	247,696
First Merchants Corp.	20,020	499,099
First Midwest Bancorp, Inc.	31,253	548,803
FNB Corp.	96,602	1,211,389
Getty Realty Corp. REIT	2,505	53,732
Gramercy Property Trust REIT	13,474	124,230
Greenhill & Co., Inc.	24,690	397,509
Hancock Holding Co.	36,635	956,540
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,537	54,799
Healthcare Realty Trust, Inc. REIT	2,405	84,151
IBERIABANK Corp.	22,246	1,328,754
Independence Holding Co.	883	15,868
Mack-Cali Realty Corp. REIT	6,318	170,586
Monmouth Real Estate Investment Corp. REIT	4,303	57,058
National Bank Holdings Corp. - Class A	36,638	745,950
National Storage Affiliates Trust REIT	6,639	138,224
New York REIT, Inc. REIT	5,942	54,964
NexPoint Residential Trust, Inc. REIT	4,363	79,407
Northwest Bancshares, Inc.	53,718	796,638
Old National Bancorp.	83,469	1,045,867
Outfront Media, Inc. REIT	34,164	825,744
Parkway Properties, Inc. REIT	75,081	1,256,105
Physicians Realty Trust REIT	6,144	129,085
Potlatch Corp. REIT	26,113	890,453
Prosperity Bancshares, Inc.	15,513	791,008
QTS Realty Trust, Inc. - Class A REIT	974	54,525
Rexford Industrial Realty, Inc. REIT	12,648	266,746
RMR Group, Inc. (The)	3,810	117,996
Tanger Factory Outlet Centers, Inc. REIT	35,573	1,429,323
Terreno Realty Corp. REIT	3,266	84,491
UMB Financial Corp.	18,298	973,637
Washington Real Estate Investment Trust REIT	17,672	555,961
WesBanco, Inc.	21,867	678,970
		21,740,786

Industrials — 17.0%
AAR Corp.	10,040	234,334
CLARCOR, Inc.	12,641	768,952
Crane Co.	12,278	696,408
Franklin Electric Co., Inc.	12,868	425,287
Gibraltar Industries, Inc.*	1,758	55,500
Granite Construction, Inc.	21,321	971,172
HNI Corp.	9,221	428,684
Interface, Inc.	45,990	701,348
KBR, Inc.	47,467	628,463
McGrath RentCorp	31,435	961,597
MSA Safety, Inc.	22,272	1,169,948
Oshkosh Corp.	9,258	441,699
Primoris Services Corp.	22,725	430,184
Regal-Beloit Corp.	17,602	968,990
Universal Forest Products, Inc.	705	65,346
		8,947,912

Consumer Discretionary — 10.1%
Bloomin' Brands, Inc.	38,084	680,561
Central European Media Enterprises Ltd. - Class A (Bermuda)*	21,277	44,894
Chico's FAS, Inc.	61,085	654,220
ClubCorp Holdings, Inc.	40,276	523,588
Finish Line, Inc. (The) - Class A	30,250	610,747
HSN, Inc.	12,969	634,573
LGI Homes, Inc.*	1,976	63,113
Meredith Corp.	18,977	985,096
Oxford Industries, Inc.	6,096	345,156
Wolverine World Wide, Inc.	36,675	745,236
		5,287,184

Information Technology — 8.1%
ADTRAN, Inc.	37,566	700,606
Advanced Micro Devices, Inc.*	17,039	87,580
Brooks Automation, Inc.	8,706	97,681
Cabot Microelectronics Corp.	11,329	479,670
Cohu, Inc.	20,000	217,000
Cypress Semiconductor Corp.	63,755	672,615
Diebold, Inc.	24,547	609,502
Fabrinet*	1,541	57,202
Jabil Circuit, Inc.	62,410	1,152,713
Mercury Systems, Inc.*	2,422	60,211
Oclaro, Inc.*	11,442	55,837
Rovi Corp.*	3,357	52,503
		4,243,120

Utilities — 6.9%
ALLETE, Inc.	907	58,619
American States Water Co.	1,312	57,492
Artesian Resources Corp. - Class A	4,728	160,374
Atlantic Power Corp.	21,008	52,100
Avista Corp.	1,960	87,808
Black Hills Corp.	3,372	212,571
Chesapeake Utilities Corp.	868	57,444
Connecticut Water Service, Inc.	4,947	278,021
Dynegy, Inc.*	6,552	112,956
EI Paso Electric Co.	2,034	96,147
Empire District Electric Co. (The)	5,734	194,784
MGE Energy, Inc.	4,785	270,424
Middlesex Water Co.	8,434	365,867
Ormat Technologies, Inc.	3,772	165,063
Otter Tail Corp.	1,722	57,670

18

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.2% (Continued)

Utilities — (Continued)
Piedmont Natural Gas Co., Inc.	3,459	$207,955
SJW Corp.	2,132	83,958
South Jersey Industries, Inc.	18,857	596,258
Southwest Gas Corp.	973	76,585
Spark Energy, Inc. - Class A	1,667	55,094
Talen Energy Corp.*	4,003	54,241
Unitil Corp.	3,751	160,055
York Water Co. (The)	5,045	161,642
		3,623,128

Materials — 6.5%
A Schulman, Inc.	19,693	480,903
Axiall Corp.	14,424	470,367
Compass Minerals International, Inc.	6,176	458,197
Greif, Inc. - Class A	14,921	556,106
Haynes International, Inc.	12,464	399,845
Kronos Worldwide, Inc.	42,835	224,884
PolyOne Corp.	23,353	822,960
		3,413,262

Energy — 3.4%
Callon Petroleum Co.*	5,640	63,337
Carrizo Oil & Gas, Inc.*	1,328	47,609
Delek U.S. Holdings, Inc.	20,201	266,855
Green Plains, Inc.	18,259	360,067
Nabors Industries Ltd.	27,991	281,310
Oasis Petroleum, Inc.*	5,160	48,194
Parsley Energy, Inc. - Class A*	2,177	58,910
Patterson-UTI Energy, Inc.	23,253	495,754
PDC Energy, Inc.*	1,577	90,851
RSP Permian, Inc.*	1,567	54,673
		1,767,560

Health Care — 3.0%
Aclaris Therapeutics, Inc.*	2,457	45,381
Akebia Therapeutics, Inc.*	6,061	45,336
Almost Family, Inc.*	1,175	50,067
Amedisys, Inc.*	1,586	80,061
Amsurg Corp.*	2,151	166,789
Cerus Corp.*	9,615	59,998
Cytokinetics, Inc.*	10,128	96,115
Dermira, Inc.*	2,396	70,083
Dimension Therapeutics, Inc.*	6,954	41,724
Emergent BioSolutions, Inc.*	1,323	37,203
Exactech, Inc.*	2,012	53,801
LeMaitre Vascular, Inc.	5,221	74,504
Lexicon Pharmaceuticals, Inc.*	5,820	83,517
LHC Group, Inc.*	1,191	51,546
Loxo Oncology, Inc.*	2,504	58,043
Magellan Health Services, Inc.*	768	50,511
Medicines Co. (The)*	4,048	136,134
Merit Medical Systems, Inc.*	2,632	52,193
MyoKardia, Inc.*	3,922	48,633
Navidea Biopharmaceuticals, Inc.*	57,208	30,349
Rigel Pharmaceuticals, Inc.*	20,080	44,778
Spectrum Pharmaceuticals, Inc.*	6,878	45,188
Surgical Care Affiliates, Inc.*	1,140	54,344
Theravance Biopharma, Inc. (Cayman Islands)*	4,226	95,888
		1,572,186

Consumer Staples — 2.6%
Andersons, Inc. (The)	13,618	483,984
Central Garden & Pet Co. - Class A*	2,839	61,635
Darling International, Inc.*	3,353	49,960
National Beverage Corp.*	2,560	160,794
Omega Protein Corp.*	2,671	53,393
Post Holdings, Inc.*	3,984	329,437
TreeHouse Foods, Inc.*	2,266	232,605
		1,371,808

Telecommunication Services — 0.3%
Globalstar, Inc.*	22,831	27,625
ORBCOMM, Inc.*	6,004	59,740
Shenandoah Telecommunications Co.	2,225	86,908
		174,273
Total Common Stocks		$52,141,219

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	544,835	544,835

Total Investment Securities —100.2%
(Cost $53,247,482)		$52,686,054

Liabilities in Excess of Other Assets — (0.2%)		(98,778)

Net Assets — 100.0%		$52,587,276

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

19

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$52,141,219	$—	$—	$52,141,219
Investment Fund	544,835	—	—	544,835
Total	$52,686,054	$—	$—	$52,686,054

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 34.2%

	Industrials — 10.2%
$1,491,578	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	$1,554,970
54,623	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	57,040
78,314	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	82,982
337,614	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	364,301
1,044,179	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,141,564
1,252,556	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	1,366,038
1,664,659	CSX Transportation, Inc., 6.251%, 1/15/23	1,948,993
1,536,047	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,624,370
879,137	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	938,478
555,900	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/22	651,098
1,500,000	GATX Corp., 3.250%, 3/30/25	1,462,324
524,000	General Electric Co. MTN, 3.450%, 5/15/24	570,533
1,030,000	Kansas City Southern, 3.125%, 6/1/26	1,052,685
600,000	Kansas City Southern, 144a, 3.000%, 5/15/23	610,023
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	2,005,247
1,402,000	Republic Services, Inc., 5.250%, 11/15/21	1,620,359
1,315,479	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,492,358
48,493	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	55,380
1,055,568	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,145,914
602,995	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	708,809
1,372,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,382,290
		21,835,756

	Financials — 9.6%
2,008,000	American Express Co., 2.650%, 12/2/22	2,034,249
1,216,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,406,930
2,000,000	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	2,180,038
1,550,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	1,684,604
1,386,000	GE Capital International Funding Co. (Ireland), 144a, 3.373%, 11/15/25	1,504,129
1,501,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	1,621,139
1,800,000	Private Export Funding Corp., 2.450%, 7/15/24	1,879,690
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,638,468
1,497,468	Tagua Leasing LLC, 1.581%, 11/16/24	1,495,548
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,444,650
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)(B)	1,635,000
2,000,000	Wachovia Capital Trust III, 5.570%, 3/29/49(A)(B)	1,975,076
		20,499,521

	Utilities — 5.4%
1,348,328	Bruce Mansfield Unit 1, 2007 Pass Through Trust, 6.850%, 6/1/34	1,327,065
550,000	California Water Service Co., 5.500%, 12/1/40	697,982
1,311,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,746,104
1,780,000	Dominion Resources, Inc., 2.931%, 9/30/66(A)	1,315,210
1,700,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,956,232
782,657	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	831,772
2,000,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	1,590,000
1,800,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	2,037,145
		11,501,510

	Energy — 4.3%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,024,404
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	880,232
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,549,125
1,551,000	Petrobras Global Finance BV (Cayman Islands), 3.500%, 2/6/17	1,551,000
1,516,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,557,887
1,500,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	1,533,585
400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	409,210
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	623,249
		9,128,692

	Consumer Staples — 1.8%
1,941,407	CVS Pass-Through Trust, 6.036%, 12/10/28	2,203,048

21

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.2% (Continued)

	Consumer Staples — (Continued)
$1,500,000	Kroger Co. (The), 3.850%, 8/1/23	$1,646,152
		3,849,200

	Consumer Discretionary — 1.3%
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,121,175
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,368,250
350,000	Service Corp. International, 5.375%, 5/15/24	363,125
		2,852,550

	Telecommunication Services — 0.9%
1,500,000	Verizon Communications, Inc., 6.000%, 4/1/41	1,866,417

	Health Care — 0.7%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,459,500
	Total Corporate Bonds	$72,993,146

	U.S. Government Agency Obligations — 21.2%
35,777	Astro Offshore Corp., 6.000%, 12/20/19	37,851
1,156,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,324,960
472,173	EJM Airport LLC, 6.271%, 5/15/20	527,418
1,800,000	Hashemite Kingdom of Jordan Government AID Bond, 3.000%, 6/30/25	1,962,540
279,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	322,693
9,644	Small Business Administration Participation Certificates, 6.150%, 2/1/18	10,022
277,152	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	296,047
50,219	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	53,838
180,280	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	194,301
159,120	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	170,613
46,603	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	49,921
37,641	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	40,578
329,455	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	356,542
207,528	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	223,667
169,164	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	184,210
1,192,835	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	1,313,688
339,171	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	381,374
768,789	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	850,825
851,563	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	933,498
755,693	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	839,302
907,025	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	1,016,148
369,963	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	420,614
897,653	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	1,001,654
649,645	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	726,329
625,891	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	724,179
1,456,750	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,612,144
1,668,171	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,842,229
218,060	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	238,102
1,059,444	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	1,162,068
780,977	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	874,096
1,068,337	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	1,157,500

22

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 21.2% (Continued)
$1,177,945	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	$1,279,779
1,878,937	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,990,279
1,015,148	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	1,009,610
2,338,821	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,384,657
2,115,148	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,130,739
2,818,718	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,988,460
2,874,064	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,993,507
2,191,594	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,272,529
2,183,034	Small Business Administration Participation Certificates, Ser 2015-20E, Class 1, 2.770%, 5/1/35	2,243,488
103,088	Sterling Equipment, 6.125%, 9/28/19	113,195
1,650,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,047,492
1,000,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	1,185,029
1,435,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,703,853
	Total U.S. Government Agency Obligations	$45,191,568

	U.S. Government Mortgage-Backed Obligations — 16.5%
263,558	FHLMC, Pool #A89148, 4.000%, 10/1/39	283,384
214,963	FNMA, Pool #465711, 4.680%, 8/1/28	252,686
1,565,039	FNMA, Pool #469616, 3.500%, 11/1/21	1,703,289
111,850	FNMA, Pool #874210, 5.260%, 1/1/25	127,887
190,496	FNMA, Pool #888829, 5.832%, 6/1/37	233,349
188,324	FNMA, Pool #958736, 4.940%, 5/1/19	205,956
177,364	FNMA, Pool #AB1152, 4.000%, 6/1/25	189,093
343,763	FNMA, Pool #AD0101, 4.890%, 7/1/19	377,721
339,453	FNMA, Pool #AD0166, 4.839%, 8/1/19	373,363
984,270	FNMA, Pool #AD0342, 4.656%, 10/1/19	1,078,671
942,390	FNMA, Pool #AD0786, 4.501%, 1/1/20	1,034,397
451,046	FNMA, Pool #AD0910, 4.629%, 4/1/20	495,908
52,763	FNMA, Pool #AD1608, 4.000%, 2/1/25	56,190
386,110	FNMA, Pool #AE0209, 4.380%, 6/1/20	422,435
1,189,923	FNMA, Pool #AE0446, 4.014%, 9/1/20	1,294,024
577,695	FNMA, Pool #AE2771, 3.500%, 8/1/26	614,496
352,058	FNMA, Pool #AE8886, 3.500%, 12/1/25	373,403
240,072	FNMA, Pool #AH1519, 3.500%, 12/1/25	254,664
2,512,826	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,754,501
408,587	FNMA, Pool #AI1856, 4.500%, 5/1/41	451,673
1,807,811	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,902,638
1,890,369	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,912,429
2,363,382	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,500,736
1,216,540	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,225,302
3,520,747	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,661,440
2,771,132	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,924,610
2,909,135	FNMA, Pool #BC0153, 4.000%, 1/1/46	3,133,284
1,148,878	GNMA, Pool #5276, 3.000%, 1/20/27	1,217,435
1,571,343	GNMA, Pool #710077, 4.700%, 5/20/61	1,645,799
329,578	GNMA, Pool #751408, 4.826%, 6/20/61	364,170
634,349	GNMA, Pool #751409, 4.626%, 7/20/61	666,805
364,080	GNMA, Pool #752631, 4.500%, 10/20/40	394,310
639,992	GNMA, Pool #756686, 4.697%, 9/20/61	676,596
423,843	GNMA, Pool #757327, 4.295%, 7/20/61	444,391
	Total U.S. Government Mortgage-Backed Obligations	$35,247,035

	Municipal Bonds — 6.8%

	California — 2.6%
1,225,000	CA State City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,910,743
1,510,000	CA State East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,103,083
1,445,617	CA State HFA Residential Mortgage Rev, Ser A, 2.900%, 2/1/42	1,465,740
		5,479,566

	Florida — 0.5%
1,157,392	FL State HFC Rev, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,183,735

	Missouri — 0.5%
1,045,000	MO State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	1,067,697

	Texas — 1.7%
1,774,000	TX State Dallas Area Rapid Transit, Build America Bonds, 5.999%, 12/1/44	2,563,803
950,000	TX State Texas Dept of Housing & Community Affairs, Ser A, 2.800%, 3/1/36	968,686
		3,532,489

23

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 6.8% (Continued)

	Virginia — 0.5%
$1,063,156	VA State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	$1,097,847

	Washington — 1.0%
1,515,000	WA State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	2,094,987
	Total Municipal Bonds	$14,456,321

	Agency Collateralized Mortgage Obligations — 6.1%
1,020,000	FREMF Mortgage Trust, Ser 2011-K702, Class B, 144a, 4.931%, 4/25/44(A)	1,063,428
1,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.173%, 5/25/45(A)	1,073,196
925,000	FREMF Mortgage Trust, Ser 2012-K706, Class B, 144a, 4.167%, 11/25/44(A)	958,758
1,035,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.952%, 6/25/47(A)	1,073,814
1,800,000	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.290%, 6/25/21(A)	1,808,070
652,327	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	655,711
50,647	GNMA, Ser 2012-22, Class AB, 1.661%, 3/16/33	50,644
2,765,416	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	2,807,167
1,519,212	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	1,501,312
2,009,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)	2,036,859
	Total Agency Collateralized Mortgage Obligations	$13,028,959

	Commercial Mortgage-Backed Securities — 3.9%
1,675,000	Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.901%, 12/10/49(A)	1,724,127
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	304,677
2,202,364	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Class A4, 5.322%, 12/11/49	2,225,514
2,128,292	GS Mortgage Securities Corp. II, Ser 2007-GG10, Class A4, 5.988%, 8/10/45(A)	2,180,619
1,835,000	ML-CFC Commercial Mortgage Trust, Ser 2006-3, Class AM, 5.456%, 7/12/46(A)	1,836,535
	Total Commercial Mortgage-Backed Securities	$8,271,472

	U.S. Treasury Obligations — 3.4%
3,146,000	U.S. Treasury Strip, Principal, 0.000%, 8/15/35#	2,088,073
3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40#	2,150,989
5,650,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43#	2,962,527
	Total U.S. Treasury Obligations	$7,201,589

	Asset-Backed Securities — 2.0%
1,145,494	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,212,971
1,099,965	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,150,945
479,400	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	510,574
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,513,207
	Total Asset-Backed Securities	$4,387,697

Shares

	Investment Fund — 4.7%
10,071,737	Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	10,071,737

	Total Investment Securities — 98.8%
	(Cost $205,148,712)	$210,849,524

	Other Assets in Excess of Liabilities — 1.2%	2,512,867

	Net Assets — 100.0%	$213,362,391

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

24

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $13,214,044 or 6.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$72,993,146	$—	$72,993,146
U.S. Government Agency Obligations	—	45,191,568	—	45,191,568
U.S. Government Mortgage-Backed Obligations	—	35,247,035	—	35,247,035
Municipal Bonds	—	14,456,321	—	14,456,321
Agency Collateralized Mortgage Obligations	—	13,028,959	—	13,028,959
Commercial Mortgage-Backed Securities	—	8,271,472	—	8,271,472
U.S. Treasury Obligations	—	7,201,589	—	7,201,589
Asset-Backed Securities	—	4,387,697	—	4,387,697
Investment Fund	10,071,737	—	—	10,071,737
Total	$10,071,737	$200,777,787	$—	$210,849,524

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4%

	Financials — 13.1%
$2,065,000	Air Lease Corp., 5.625%, 4/1/17	$2,108,881
1,390,000	Bank of America Corp., 3.750%, 7/12/16	1,390,667
586,000	Bank of America Corp., 5.750%, 8/15/16	588,784
926,000	Bear Stearns Cos. LLC (The), 5.550%, 1/22/17	947,455
800,000	Branch Banking & Trust Co., 1.450%, 10/3/16	800,670
800,000	Brandywine Operating Partnership LP, 5.700%, 5/1/17	826,313
3,460,000	Capital One Bank USA NA, 1.150%, 11/21/16	3,462,066
1,500,000	Capital One Bank USA NA, 1.200%, 2/13/17	1,500,748
1,120,000	Capital One Financial Corp., 6.150%, 9/1/16	1,128,711
1,600,000	Citigroup, Inc., 1.300%, 11/15/16	1,600,694
3,150,000	Citigroup, Inc., 2.050%, 6/7/19	3,171,681
3,700,000	Citizens Bank, 2.500%, 3/14/19	3,752,684
2,275,000	Compass Bank, 2.750%, 9/29/19	2,246,701
4,800,000	Credit Suisse/New York (Switzerland) MTN, 1.155%, 5/26/17(A)	4,797,091
4,563,000	DBS Bank Ltd.(Singapore), 144a, 1.238%, 7/15/21(A)	4,563,055
2,692,000	Duke Realty LP, 6.500%, 1/15/18	2,892,465
1,600,000	Equity Commonwealth, 6.250%, 6/15/17	1,631,650
2,712,000	Fifth Third Bancorp, 5.450%, 1/15/17	2,772,383
3,225,000	Huntington National Bank (The), 1.300%, 11/20/16	3,228,618
2,050,000	Huntington National Bank (The), 1.350%, 8/2/16	2,050,113
4,700,000	Jackson National Life Global Funding, 144a, 1.875%, 10/15/18	4,755,131
900,000	Jackson National Life Global Funding, 144a, 4.700%, 6/1/18	953,992
1,300,000	JPMorgan Chase & Co., 6.125%, 6/27/17	1,359,683
2,210,000	Liberty Mutual Group, Inc., 144a, 6.700%, 8/15/16	2,223,757
1,000,000	Lloyds Bank PLC, 1.750%, 5/14/18	997,187
1,100,000	Lloyds Bank PLC, 2.000%, 8/17/18	1,098,767
1,850,000	Metropolitan Life Global Funding I, 144a, 1.950%, 12/3/18	1,877,354
1,450,000	Morgan Stanley MTN, 6.250%, 8/28/17	1,528,442
5,400,000	PNC Bank NA, 1.150%, 11/1/16	5,401,922
500,000	Post Apartment Homes LP, 4.750%, 10/15/17	516,164
2,065,000	Progress Industrial Properties, Inc., 2.000%, 1/1/22(A)	2,065,001
865,000	Prologis LP, 4.000%, 1/15/18	893,234
3,000,000	Simon Property Group LP, 144a, 1.500%, 2/1/18	3,012,831
3,765,000	Ventas Realty LP, 1.250%, 4/17/17	3,766,039
1,620,000	Weingarten Realty Investors REIT MTN, 5.542%, 12/15/16	1,647,615
		77,558,549

	Utilities — 4.5%
5,820,000	Dayton Power & Light Co. (The), 1.875%, 9/15/16	5,827,572
1,500,000	Dominion Resources, Inc. VA, 1.950%, 8/15/16	1,501,438
2,925,000	Duke Energy Carolinas LLC, 7.000%, 11/15/18	3,318,608
2,350,000	Georgia Power Co., 1.950%, 12/1/18	2,390,347
3,500,000	Kentucky Power Co., 144a, 6.000%, 9/15/17	3,681,902
715,000	New York State Electric & Gas Corp., 144a, 6.150%, 12/15/17	751,346
1,400,000	NiSource Finance Corp., 5.250%, 9/15/17	1,454,075
1,178,000	Oklahoma Gas & Electric Co., 6.500%, 7/15/17	1,235,949
700,000	Oncor Electric Delivery Co. LLC, 5.000%, 9/30/17	730,980
550,000	PECO Energy Co., 1.200%, 10/15/16	550,648
800,000	PPL UK Distribution Holdings Ltd. / Western Power Distribution Ltd., 144a, 7.250%, 12/15/17	836,230
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	458,116
1,255,000	West Penn Power Co., 144a, 5.950%, 12/15/17	1,329,368
2,350,000	Wisconsin Public Service Corp., 1.650%, 12/4/18	2,383,107
		26,449,686

	Consumer Discretionary — 4.1%
6,700,000	Blue Hen Hotel LLC, 1.200%, 9/1/27(A)	6,700,001
4,278,000	Dollar General Corp., 4.125%, 7/15/17	4,398,430
470,000	ERAC USA Finance LLC, 144a, 6.200%, 11/1/16	477,814
3,500,000	Hyundai Capital America, 144a, 1.875%, 8/9/16	3,501,820
325,000	Hyundai Capital America, 144a, 4.000%, 6/8/17	333,118
1,800,000	Marriott International, Inc. MD, 6.375%, 6/15/17	1,882,836
3,550,000	Reynolds American, Inc., 3.500%, 8/4/16	3,557,341
3,700,000	Volkswagen International Finance NV, 144a, 1.125%, 11/18/16	3,699,996
		24,551,356

	Health Care — 3.1%
4,800,000	Amgen, Inc., 1.034%, 5/22/17(A)	4,800,859
2,800,000	Bayer US Finance LLC, 144a, 0.907%, 10/7/16(A)	2,798,342
1,955,000	Catholic Health Initiatives, 1.600%, 11/1/17	1,962,955

26

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4% (Continued)

	Health Care — (Continued)
$7,000,000	Express Scripts Holding Co., 2.650%, 2/15/17	$7,074,417
1,850,000	Mylan, Inc., 1.350%, 11/29/16	1,847,958
		18,484,531

	Industrials — 2.6%
2,325,000	Crane Co., 2.750%, 12/15/18	2,389,623
5,670,000	CRH America, Inc., 6.000%, 9/30/16	5,720,786
1,000,000	L-3 Communications Corp., 1.500%, 5/28/17	1,000,876
298,000	L-3 Communications Corp., 3.950%, 11/15/16	301,111
3,555,000	SBA Tower Trust, 144a, 2.933%, 12/15/17	3,561,196
2,330,000	SBA Tower Trust, 144a, 5.101%, 4/17/17	2,337,534
		15,311,126

	Telecommunication Services — 2.4%
5,500,000	America Movil SAB DE CV (Mexico), 2.375%, 9/8/16	5,516,137
4,000,000	BellSouth Corp., 144a, 4.400%, 4/26/17	4,100,000
800,000	Cox Communications, Inc., 144a, 5.875%, 12/1/16	813,725
3,900,000	Scripps Networks Interactive, Inc., 2.700%, 12/15/16	3,929,422
		14,359,284

	Energy — 1.6%
860,000	Buckeye Partners LP, 2.650%, 11/15/18	872,137
1,733,000	Buckeye Partners LP, 6.050%, 1/15/18	1,827,419
3,992,000	Cameron International Corp., 1.150%, 12/15/16	3,998,958
2,250,000	Florida Gas Transmission Co. LLC, 144a, 7.900%, 5/15/19	2,539,800
428,940	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	458,254
		9,696,568

	Information Technology — 1.6%
3,200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 3.480%, 6/1/19	3,278,112
1,000,000	Fidelity National Information Services, Inc., 1.450%, 6/5/17	998,819
4,850,000	Hewlett Packard Enterprise Co., 144a, 2.450%, 10/5/17	4,912,856
		9,189,787

	Consumer Staples — 1.4%
800,000	Bunge NA Finance LP, 5.900%, 4/1/17	825,661
2,530,000	Crystal Clinic, 2.000%, 4/1/20(A)	2,530,001
700,000	Kroger Co. (The), 2.200%, 1/15/17	704,330
4,292,000	SABMiller Holdings, Inc., 144a, 2.450%, 1/15/17	4,320,404
		8,380,396
	Total Corporate Bonds	$203,981,283

	Asset-Backed Securities — 32.2%
750,793	ABCLO Ltd., Ser 2007-1A, Class B, 144a, 1.378%, 4/15/21(A)	750,544
258,818	American Credit Acceptance Receivables Trust, Ser 2014-4, Class A, 144a, 1.330%, 7/10/18	258,808
3,061,613	American Credit Acceptance Receivables Trust, Ser 2015-3, Class A, 144a, 1.950%, 9/12/19	3,058,508
4,072,856	AmeriCredit Automobile Receivables Trust, Ser 2012-2, Class D, 3.380%, 4/9/18	4,080,135
538,702	AmeriCredit Automobile Receivables Trust, Ser 2013-2, Class B, 1.190%, 5/8/18	538,602
3,780,000	AmeriCredit Automobile Receivables Trust 2013-4, Ser 2013-4, Class C, 2.720%, 9/9/19	3,820,675
4,635,000	AmeriCredit Automobile Receivables Trust 2014-1, Ser 2014-1, Class D, 2.540%, 6/8/20	4,675,078
1,531,963	Apidos Cinco CDO Ltd., Ser 2007-CA, Class A2B, 144a, 0.946%, 5/14/20(A)	1,527,421
5,700,000	Ascentium Equipment Receivables 2016-1 Trust, Ser 2016-1A, Class A2, 144a, 1.750%, 11/13/18	5,709,787
1,914,923	Ascentium Equipment Receivables LLC, Ser 2015-1A, Class A2, 144a, 1.150%, 7/10/17	1,914,696
218,788	Ascentium Equipment Receivables LLC, Ser 2015-2A, Class A1, 144a, 1.000%, 11/10/16	218,747
1,106,842	Bayview Financial Acquisition Trust, Ser 2004-C, Class M1, 1.099%, 5/28/44(A)	1,106,206
983,566	Bayview Financial Acquisition Trust, Ser 2004-D, Class M1, 1.079%, 8/28/44(A)	983,103
1,183,694	Bear Stearns Asset Backed Securities I Trust, Ser 2004-BO1, Class M2, 1.203%, 10/25/34(A)	1,181,816
4,387,979	BlueVirgo Trust, Ser 2015-1A, Class NOTE, 144a, 3.000%, 12/15/22	4,373,191
175,605	California Republic Auto Receivables Trust, Ser 2014-3, Class A3, 1.090%, 11/15/18	175,633
5,000,000	Capital Auto Receivables Asset Trust, Ser 2013-4, Class A4, 1.470%, 7/20/18	5,006,561

27

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 32.2% (Continued)
$1,332,525	CarFinance Capital Auto Trust, Ser 2015-1A, Class A, 144a, 1.750%, 6/15/21	$1,326,949
2,118,520	Carnow Auto Receivables Trust, Ser 2015-1A, Class A, 144a, 1.690%, 1/15/20	2,114,833
980,094	Carrington Mortgage Loan Trust, Ser 2005-OPT2, Class M2, 1.128%, 5/25/35(A)	977,207
3,190,456	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	3,174,503
945,572	CCG Receivables Trust, Ser 2014-1, Class A2, 144a, 1.060%, 11/15/21	944,679
457,348	CFC LLC, Ser 2014-1A, Class A, 144a, 1.460%, 12/17/18	457,032
669,353	Cifc Funding 2007-II Ltd., Ser 2007-2A, Class A1J, 144a, 0.968%, 4/15/21(A)	663,836
3,283,745	CNH Equipment Trust, Ser 2014-C, Class A3, 1.050%, 11/15/19	3,283,014
31,147	College & University Facility Loan Trust, Ser 2 Class D, 4.000%, 6/1/18	31,147
1,331,740	Countrywide Asset-Backed Certificates, Ser 2004-12, Class MV3, 1.443%, 3/25/35(A)	1,324,981
716,423	Credit Acceptance Auto Loan Trust, Ser 2013-2A, Class A, 144a, 1.500%, 4/15/21	716,659
1,289,400	Credit-Based Asset Servicing and Securitization LLC, Ser 2006-SC1, Class A, 144a, 0.723%, 5/25/36(A)	1,270,411
2,209,599	Dell Equipment Finance Trust, Ser 2014-1, Class B, 144a, 1.360%, 6/22/20	2,208,064
700,000	Dell Equipment Finance Trust, Ser 2014-1, Class C, 144a, 1.800%, 6/22/20	699,948
2,990,725	Dell Equipment Finance Trust, Ser 2015-1, Class A2, 144a, 1.010%, 7/24/17	2,989,639
560,687	Direct Capital Funding V LLC, Ser 2013-2, Class A2, 144a, 1.730%, 8/20/18	560,545
1,433,288	DT Auto Owner Trust, Ser 2015-2A, Class A, 144a, 1.240%, 9/17/18	1,433,445
1,277,698	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	1,276,200
215,081	Exeter Automobile Receivables Trust, Ser 2014-2A, Class A, 144a, 1.060%, 8/15/18	214,965
2,041,209	Exeter Automobile Receivables Trust, Ser 2015-1A, Class A, 144a, 1.600%, 6/17/19	2,042,354
868,493	First Investors Auto Owner Trust, Ser 2013-1A, Class B, 144a, 1.810%, 10/15/18	868,599
4,450,000	First Investors Auto Owner Trust 2014-1, Ser 2014-1A, Class B, 144a, 2.260%, 1/15/20	4,470,876
2,766,376	Flagship Credit Auto Trust, Ser 2013-1, Class B, 144a, 2.760%, 9/17/18	2,767,842
2,489,220	Flagship Credit Auto Trust, Ser 2013-2, Class A, 144a, 1.940%, 1/15/19	2,492,132
893,347	FNA 2014-1 Trust, Ser 2014-1A, Class A, 144a, 1.296%, 12/10/22	886,508
2,993,551	FNA 2015-1 Trust, Ser 2015-1, Class A, 144a, 3.240%, 12/10/23	2,990,384
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(B)	174,881
790,000	Ford Credit Auto Owner Trust, Ser 2012-B, Class D, 2.930%, 10/15/18	791,790
2,521,226	GE Equipment Small Ticket LLC Series, Ser 2014-1A, Class A3, 144a, 0.950%, 9/25/17	2,518,941
5,310,923	GLS Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.730%, 10/15/20	5,313,090
3,162,870	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2015-1, Class A2, 144a, 1.120%, 6/20/17	3,161,433
1,185,400	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2016-1, Class A1, 144a, 0.780%, 2/21/17	1,184,915
6,455,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2016-1, Class A2, 144a, 1.570%, 5/21/18	6,472,697
4,700,000	Jasper CLO Ltd., Ser 2005-1A, Class C, 144a, 1.537%, 8/1/17(A)	4,684,866
2,800,000	Leaf Receivables Funding 11 LLC, Ser 2016-1, Class A2, 144a, 1.720%, 7/15/18	2,788,050
5,202,013	LEAF Receivables Funding 9 LLC, Ser 2013-1, Class A4, 144a, 1.980%, 9/15/21	5,213,395
722,703	MMAF Equipment Finance LLC, Ser 2012-AA, Class A4, 144a, 1.350%, 10/10/18	724,118
6,023	Navitas Equipment Receivables LLC, Ser 2013-1, Class A, 144a, 1.950%, 11/15/16	6,022
50,000	New Mexico Educational Assistance Foundation, Ser 2010, Class A2, 1.323%, 12/1/28(A)	50,002
3,042,265	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	3,073,289

28

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 32.2% (Continued)
$1,337,008	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	$1,340,803
683,565	Park Place Securities, Inc. Asset Backed Pass Through Certificates, Ser 2005-WHQ3, Class M2, 1.128%, 6/25/35(A)	682,247
1,100,000	Prestige Auto Receivables Trust, Ser 2014-1A, Class A3, 144a, 1.520%, 4/15/20	1,100,268
229,897	RAMP Trust, Ser 2003-RZ3, Class A6, 3.900%, 3/25/33(B)	233,712
1,617,731	Rockwall CDO Ltd., Ser 2006-1A, Class A1LB, 144a, 1.137%, 8/1/21(A)	1,608,411
584,063	Santander Drive Auto Receivables Trust, Ser 2012-4, Class C, 2.940%, 12/15/17	584,313
1,578,581	Santander Drive Auto Receivables Trust, Ser 2012-5, Class C, 2.700%, 8/15/18	1,583,199
630,618	Santander Drive Auto Receivables Trust, Ser 2012-AA, Class C, 144a, 1.780%, 11/15/18	631,507
4,178,287	Santander Drive Auto Receivables Trust, Ser 2013-1, Class C, 1.760%, 1/15/19	4,186,171
1,800,000	Santander Drive Auto Receivables Trust, Ser 2013-1, Class D, 2.270%, 1/15/19	1,805,757
5,266,538	Santander Drive Auto Receivables Trust, Ser 2013-2, Class C, 1.950%, 3/15/19	5,282,153
6,340,000	Santander Drive Auto Receivables Trust, Ser 2015-1, Class B, 1.970%, 11/15/19	6,363,248
1,336,409	Sierra Timeshare Receivables Funding LLC, Ser 2011-3A, Class A, 144a, 3.370%, 7/20/28	1,353,755
739,583	Sierra Timeshare Receivables Funding LLC, Ser 2012-1A, Class A, 144a, 2.840%, 11/20/28	741,502
3,476,372	Sierra Timeshare Receivables Funding LLC, Ser 2012-3A, Class A, 144a, 1.870%, 8/20/29	3,465,947
1,596,201	Sierra Timeshare Receivables Funding LLC, Ser 2013-1A, Class A, 144a, 1.590%, 11/20/29	1,583,502
2,595,141	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	2,603,010
2,959,135	Sierra Timeshare Receivables Funding LLC, Ser 2015-2A, Class A, 144a, 2.430%, 6/20/32	2,989,097
4,624,426	SpringCastle America Funding LLC, Ser 2014-AA, Class A, 144a, 2.700%, 5/25/23	4,640,151
3,275,000	Tidewater Auto Receivables Trust, Ser 2016-AA, Class A2, 144a, 2.300%, 9/15/19	3,275,498
485,605	United Auto Credit Securitization Trust, Ser 2016-1, Class A, 144a, 2.000%, 10/15/17	485,488
4,183,181	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	4,199,429
2,009,869	Westgate Resorts LLC, Ser 2013-1A, Class A, 144a, 2.250%, 8/20/25	2,001,174
2,948,672	Westgate Resorts LLC, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	2,935,908
2,837,171	Westgate Resorts LLC, Ser 2016-1A, Class A, 144a, 3.500%, 12/20/28	2,821,225
1,641,664	Westlake Automobile Receivables Trust, Ser 2015-1A, Class A2, 144a, 1.170%, 3/15/18	1,641,320
2,643,557	Westlake Automobile Receivables Trust, Ser 2015-2A, Class A2A, 144a, 1.280%, 7/16/18	2,643,365
5,285,000	Westlake Automobile Receivables Trust, Ser 2016-1A, Class A2B, 144a, 1.492%, 1/15/19(A)	5,294,073
5,365,000	Westlake Automobile Receivables Trust, Ser 2016-2A, Class A2, 144a, 1.570%, 6/17/19	5,365,001
	Total Asset-Backed Securities	$191,164,986

	Commercial Mortgage-Backed Securities — 8.4%
3,060,000	BAMLL Re-REMIC Trust, Ser 2014-FRR7, Class A, 144a, 2.686%, 10/26/44(A)	2,995,052
5,182,000	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	5,220,455
5,645,000	CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Class B, 144a, 2.292%, 12/15/27(A)	5,592,181
4,991,000	COMM Mortgage Trust, Ser 2012-9W57, Class A, 144a, 2.365%, 2/10/29	5,017,119
3,641,259	COMM Mortgage Trust, Ser 2014-SAVA, Class A, 144a, 1.593%, 6/15/34(A)	3,638,786
9,821	Commercial Mortgage Trust, Ser 2007-C2, Class A2, 5.448%, 1/15/49(A)	9,803
1,215,595	DBRR Trust, Ser 2013-EZ3, Class A, 144a, 1.636%, 12/18/49(A)	1,208,595
1,233,422	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, 1.796%, 7/12/44(A)	1,231,209
42,904	FDIC Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	43,605

29

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 8.4% (Continued)
$3,717	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	$3,713
4,965,000	Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Class A, 144a, 1.696%, 11/15/29(A)	4,946,231
166,090	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Class AJ, 5.588%, 8/12/37(A)	166,028
6,050,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Class D, 144a, 2.792%, 6/15/29(A)	5,822,291
12,658	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class A3, 6.720%, 11/15/26(A)	12,664
4,665,883	Merrill Lynch Mortgage Trust, Ser 2006-C2, Class AM, 5.782%, 8/12/43(A)	4,661,861
2,800,000	PFP 2015-2 Ltd., Ser 2015-2, Class A, 144a, 1.884%, 7/14/34(A)	2,775,970
23,114,373	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.608%, 1/10/45(A)(C)	1,640,561
5,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2014-TISH, Class B, 144a, 1.792%, 2/15/27(A)	4,952,896
	Total Commercial
	Mortgage-Backed Securities	$49,939,020

	Commercial Paper — 8.3%
1,400,000	Agrium, Inc., 0.730%, 7/27/16(D)	1,399,205
10,000,000	CVS Health Corp., 0.550%, 7/1/16(D)	9,999,804
13,000,000	MDU Resources Group, Inc., 0.600%, 7/1/16(D)	12,999,783
4,000,000	NorthWestern Corp., 0.860%, 7/11/16(D)	3,999,108
1,125,000	ONEOK, Inc., 1.150%, 7/13/16(D)	1,124,701
4,500,000	Spectra Energy Partners, 0.850%, 7/14/16(D)	4,498,708
5,000,000	Viacom, Inc., 1.050%, 7/12/16(D)	4,998,780
10,000,000	WEC Energy Group, Inc., 0.780%, 7/5/16(D)	9,999,007
	Total Commercial Paper	$49,019,096

	U.S. Government Mortgage-Backed Obligations — 7.6%
165,188	FHLMC, Pool #1B1580, 3.086%, 3/1/34(A)	174,556
169,287	FHLMC, Pool #1B2629, 2.625%, 11/1/34(A)	179,553
518,036	FHLMC, Pool #1B7189, 3.378%, 3/1/36(A)	552,455
151,937	FHLMC, Pool #1G1471, 2.505%, 1/1/37(A)	161,154
877,511	FHLMC, Pool #1H1354, 2.573%, 11/1/36(A)	930,942
100,693	FHLMC, Pool #1H2524, 2.719%, 8/1/35(A)	106,171
490,890	FHLMC, Pool #1J1813, 2.675%, 8/1/37(A)	519,608
442,846	FHLMC, Pool #1K1238, 2.589%, 7/1/36(A)	469,144
212,829	FHLMC, Pool #1L0087, 2.543%, 6/1/35(A)	224,832
452,444	FHLMC, Pool #1L0147, 2.596%, 7/1/35(A)	482,568
305,645	FHLMC, Pool #1L1288, 2.823%, 5/1/36(A)	325,336
273,617	FHLMC, Pool #1Q0080, 2.505%, 1/1/36(A)	288,513
561,342	FHLMC, Pool #1Q0119, 2.657%, 9/1/36(A)	598,036
1,325,276	FHLMC, Pool #1Q0187, 2.546%, 12/1/36(A)	1,397,206
727,490	FHLMC, Pool #1Q0339, 2.906%, 4/1/37(A)	771,728
207,782	FHLMC, Pool #1Q0669, 2.626%, 11/1/37(A)	218,731
739,642	FHLMC, Pool #1Q1303, 2.637%, 11/1/36(A)	783,774
888,195	FHLMC, Pool #781515, 2.824%, 4/1/34(A)	943,120
367,132	FHLMC, Pool #782760, 2.518%, 11/1/36(A)	389,450
317,628	FHLMC, Pool #847795, 2.649%, 4/1/35(A)	335,543
199,794	FHLMC, Pool #848088, 2.727%, 4/1/35(A)	211,710
607,246	FHLMC, Pool #848539, 2.889%, 4/1/37(A)	648,846
1,668,454	FHLMC, Pool #848583, 2.765%, 1/1/36(A)	1,769,398
22,395	FHLMC, Pool #A92646, 5.500%, 6/1/40	25,533
21,315	FHLMC, Pool #C03505, 5.500%, 6/1/40	23,769
71,997	FHLMC, Pool #C66916, 7.000%, 5/1/32	83,566
16,958	FHLMC, Pool #D94598, 6.500%, 4/1/21	19,183
70,142	FHLMC, Pool #G01840, 5.000%, 7/1/35	78,113
875,807	FHLMC, Pool #G11769, 5.000%, 10/1/20	921,382
551,664	FHLMC, Pool #G11773, 5.000%, 10/1/20	579,948
7,740	FHLMC, Pool #G30085, 7.500%, 10/1/17	7,892
308,571	FHLMC, Pool #J10895, 4.000%, 10/1/19	319,399
221,339	FNMA, Pool #254868, 5.000%, 9/1/33	247,084
102,109	FNMA, Pool #256272, 5.500%, 6/1/26	114,623
171,747	FNMA, Pool #256852, 6.000%, 8/1/27	196,121

30

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 7.6% (Continued)
$37,562	FNMA, Pool #323832, 7.500%, 7/1/29	$44,875
2,942	FNMA, Pool #334593, 7.000%, 5/1/24	3,244
180,990	FNMA, Pool #555380, 2.732%, 4/1/33(A)	187,351
95,985	FNMA, Pool #665773, 7.500%, 6/1/31	107,699
121,261	FNMA, Pool #679742, 2.899%, 1/1/40(A)	125,447
83,722	FNMA, Pool #681842, 2.678%, 2/1/33(A)	88,148
229,970	FNMA, Pool #681898, 2.700%, 4/1/33(A)	242,388
244,538	FNMA, Pool #725245, 2.476%, 2/1/34(A)	258,164
242,211	FNMA, Pool #725424, 5.500%, 4/1/34	274,763
1,497,919	FNMA, Pool #725490, 2.738%, 4/1/34(A)	1,593,820
164,506	FNMA, Pool #735439, 6.000%, 9/1/19	169,485
43,623	FNMA, Pool #735484, 5.000%, 5/1/35	48,596
173,274	FNMA, Pool #735539, 2.764%, 4/1/35(A)	183,340
100,213	FNMA, Pool #743207, 2.373%, 10/1/33(A)	105,177
71,892	FNMA, Pool #745467, 2.833%, 4/1/36(A)	76,164
95,348	FNMA, Pool #745790, 2.673%, 8/1/36(A)	100,603
608,792	FNMA, Pool #761411, 4.500%, 5/1/19	625,178
133,161	FNMA, Pool #784365, 2.425%, 5/1/34(A)	139,247
256,955	FNMA, Pool #791978, 2.393%, 9/1/34(A)	267,900
92,848	FNMA, Pool #804001, 2.469%, 10/1/34(A)	97,754
67,807	FNMA, Pool #809897, 2.813%, 3/1/35(A)	71,821
269,298	FNMA, Pool #813170, 2.539%, 1/1/35(A)	282,033
1,444,694	FNMA, Pool #815323, 2.166%, 1/1/35(A)	1,500,229
261,117	FNMA, Pool #820364, 2.198%, 4/1/35(A)	269,143
810,696	FNMA, Pool #827787, 2.419%, 5/1/35(A)	850,850
108,231	FNMA, Pool #828480, 2.591%, 6/1/35(A)	115,754
174,951	FNMA, Pool #839239, 2.510%, 9/1/35(A)	185,082
132,497	FNMA, Pool #888179, 2.672%, 2/1/37(A)	137,905
89,461	FNMA, Pool #888548, 2.609%, 5/1/35(A)	94,608
149,945	FNMA, Pool #889060, 6.000%, 1/1/38	173,104
142,274	FNMA, Pool #889061, 6.000%, 1/1/38	165,775
8,932	FNMA, Pool #889382, 5.500%, 4/1/38	10,177
519,756	FNMA, Pool #922674, 2.880%, 4/1/36(A)	547,344
327,813	FNMA, Pool #931676, 5.500%, 1/1/19	340,471
220,090	FNMA, Pool #950385, 1.697%, 8/1/37(A)	225,970
84,130	FNMA, Pool #960376, 5.500%, 12/1/37	94,728
39,982	FNMA, Pool #995284, 5.500%, 3/1/20	40,653
710,190	FNMA, Pool #AA1150, 4.000%, 4/1/23	736,009
13,613	FNMA, Pool #AD0941, 5.500%, 4/1/40	15,780
110,282	FNMA, Pool #AE0363, 5.000%, 7/1/37	123,054
443,576	FNMA, Pool #AE0727, 4.000%, 10/1/20	459,512
166,013	FNMA, Pool #AE5441, 5.000%, 10/1/40	185,653
246,821	FNMA, Pool #AI6588, 4.000%, 7/1/26	262,775
250,014	FNMA, Pool #AI8506, 4.000%, 8/1/26	266,970
241,127	FNMA, Pool #AL0211, 5.000%, 4/1/41	268,829
42,668	FNMA, Pool #AL0302, 5.000%, 4/1/24	45,841
1,544,895	FNMA, Pool #AL0478, 2.700%, 4/1/36(A)	1,633,743
409,679	FNMA, Pool #AL0543, 5.000%, 7/1/41	457,729
243,184	FNMA, Pool #AL1105, 4.500%, 12/1/40	269,331
113,130	FNMA, Pool #AL2591, 5.500%, 5/1/38	121,715
975,233	FNMA, Pool #AL5275, 2.290%, 9/1/37(A)	1,001,178
5,099,957	FNMA, Pool #AL7396, 2.364%, 2/1/37(A)	5,329,437
14,730	GNMA, Pool #344233, 8.000%, 2/15/23	16,097
65,194	GNMA, Pool #345123, 8.000%, 12/15/23	72,207
7,179	GNMA, Pool #569337, 6.500%, 4/15/22	7,708
18,165	GNMA, Pool #780322, 8.000%, 11/15/22	20,537
987	GNMA, Pool #780327, 8.000%, 11/15/17	1,006
654,522	GNMA, Pool #80826, 2.000%, 2/20/34(A)	685,424
317,567	GNMA, Pool #80889, 1.750%, 4/20/34(A)	330,307
545,778	GNMA, Pool #81016, 1.875%, 8/20/34(A)	568,083
3,134	GNMA, Pool #814, 8.000%, 8/20/17	3,160
1,160,424	GNMA, Pool #82760, 2.000%, 3/20/41(A)	1,205,245
2,220	GNMA, Pool #8426, 3.000%, 11/20/18(A)	2,240
1,328,732	GNMA, Pool #MA2392, 2.000%, 11/20/44(A)	1,360,146
4,619,869	GNMA, Pool #MA2466, 2.000%, 12/20/44(A)	4,736,861
	Total U.S. Government
	Mortgage-Backed Obligations	$45,130,554

31

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.9%

	California — 0.2%
$275,000	CA St Infrastructure & Economic Dev Bank, Txbl Bay Photo Inc, (LOC: Comerica Bank), 1.960%, 8/1/41	$275,000
730,000	CA St Infrastructure & Economic Dev Bank, Txbl Studio Moulding, Ser B, (LOC: Comerica Bank), 1.960%, 12/1/28	730,001
255,000	CA St Infrastructure & Economic Dev Bank, Txbl Tobinworld Pj, Ser B, (LOC: Comerica Bank), 1.960%, 11/1/36	255,001
		1,260,002

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO, 1.330%, 5/15/18(A)	426,203

	Florida — 0.9%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	5,131,900

	Massachusetts — 0.7%
4,450,000	MA St Edu Fin Auth, Ser B 1, 2.217%, 1/1/31(A)	4,450,000

	Minnesota — 0.6%
1,500,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.041%, 7/1/16	1,500,000
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.400%, 7/1/17	1,004,220
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.838%, 7/1/18	1,107,056
		3,611,276

	New York — 0.6%
3,750,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 0.590%, 1/1/25	3,750,000

	Ohio — 0.3%
1,540,000	Akron OH COP, Muni Baseball Stadium, 1.750%, 12/1/16	1,544,789
490,000	Medina Co OH IDR, Mack Inds Proj, (LOC: JP Morgan Chase Bank NA), 0.610%, 7/1/16	490,000
		2,034,789

	Pennsylvania — 0.3%
1,575,000	PA St IDA, 1.635%, 7/1/16	1,575,000

	South Carolina — 0.2%
230,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.219%, 12/1/16	230,156
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.519%, 12/1/17	539,162
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.785%, 12/1/18	284,634
		1,053,952
	Total Municipal Bonds	$23,293,122

	Non-Agency Collateralized Mortgage Obligations — 2.9%
3,202,891	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.522%, 4/25/33(A)††	3,184,966
376,567	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.172%, 4/25/34(A)††	362,418
279,942	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)††	287,348
105,516	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	104,798
1,486,821	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)	1,493,796
103,645	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	105,881
227,378	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.825%, 6/25/36(A)	203,262
24,333	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, 2.942%, 12/25/32(A)	23,974
254,383	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.617%, 12/25/34(A)	249,797
3,335,661	Mill City Mortgage Trust, Ser 2015-1, Class A1, 144a, 2.230%, 6/25/56(A)	3,339,313
1,942,622	People's Choice Home Loan Securities Trust Series, Ser 2005-1, Class M3, 1.323%, 1/25/35(A)	1,943,076
1,172,819	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.136%, 2/25/37(A)	975,727
4,299,076	Springleaf Mortgage Loan Trust, Ser 2013-1A, Class M5, 144a, 2.282%, 6/25/58(A)	4,292,549
249,863	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 2.718%, 6/25/33(A)	250,162
600,489	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 2.787%, 12/25/33(A)	600,342
	Total Non-Agency Collateralized
	Mortgage Obligations	$17,417,409

32

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.4%
$583,000	Government Trust Certificate, 0.000%, 10/1/16#	$582,226
2,100,000	Overseas Private Investment Corp., 0.360%, 10/15/33(A)	2,100,000
5,000,000	Overseas Private Investment Corp., 0.390%, 7/20/22(A)	5,000,000
37,661	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	40,800
46,412	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	49,541
227,982	Small Business Administration Pools, 507682, 0.900%, 1/25/26(A)	227,597
173,004	Small Business Administration Pools, 508374, 1.000%, 4/25/28(A)	173,063
	Total U.S. Government Agency Obligations	$8,173,227
	Agency Collateralized Mortgage Obligations — 1.0%
125,727,187	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.330%, 9/25/20(A)	887,785
51,080	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	52,659
522,808	FHLMC REMIC, Ser 2770 Class FH, 0.842%, 3/15/34(A)	523,099
161,572	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	165,805
661,307	FHLMC REMIC, Ser 4459 Class NG, 6.500%, 10/15/24	668,282
298,639	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	307,182
101,518	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	110,320
95,868	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	101,750
432,646	FNMA REMIC, Ser 2003-81, Class FE, 0.953%, 9/25/33(A)	434,216
106,826	FNMA REMIC, Ser 2008-35, Class IO, 4.500%, 4/25/23(C)	2,182
161,901	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	167,742
50,598	FNMA REMIC, Ser 2010-54, Class NA, 4.500%, 10/25/39	51,300
143,340	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	145,210
436,058	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	434,782
166,384	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	180,718
18,441,430	GNMA, Ser 2011-142, Class IO, 0.826%, 9/16/46(A)(C)	619,247
207,234	GNMA, Ser 2011-161, Class A, 1.738%, 1/16/34	207,670
145,142	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	150,368
108,185	GNMA, Ser 2011-78, Class AB, 2.450%, 2/16/39	108,285
6,981,509	GNMA, Ser 2011-78, Class IX, 0.500%, 8/16/46(A)(C)	221,761
252,251	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	250,317
12,330,176	GNMA, Ser 2013-121, Class KX, 0.622%, 10/16/44(A)(C)	355,282
	Total Agency Collateralized Mortgage Obligations	$6,145,962

Shares
	Investment Fund — 0.0%
75,541	Dreyfus Cash Management, Institutional Shares, 0.30% ¥W	$75,541

	Total Investment Securities —100.1%
	(Cost $595,484,387)	$594,340,200

	Liabilities in Excess of Other Assets — (0.1%)	(313,962)

	Net Assets — 100.0%	$594,026,238

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2016.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying poolofmortgages.Paymentsofprincipalonthepoolreduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and public lytraded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $252,919,154 or 42.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$203,981,283	$—	$203,981,283
Asset-Backed Securities	—	191,164,986	—	191,164,986
Commercial Mortgage-Backed Securities	—	49,939,020	—	49,939,020
Commercial Paper	—	49,019,096	—	49,019,096
U.S. Government Mortgage-Backed Obligations	—	45,130,554	—	45,130,554
Municipal Bonds	—	23,293,122	—	23,293,122
Non-Agency Collateralized Mortgage Obligations	—	17,417,409	—	17,417,409
U.S. Government Agency Obligations	—	8,173,227	—	8,173,227
Agency Collateralized Mortgage Obligations	—	6,145,962	—	6,145,962
Investment Fund	75,541	—	—	75,541
Total	$75,541	$594,264,659	—	$594,340,200

See accompanying Notes to Portfolios of Investments.

34

Notes to Portfolios of Investments

June 30, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

35

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2016, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $34,890,633 and $42,962,691, respectively, and had securities with a fair value of $62,235,837 and $42,155,347,

36

Notes to Portfolios of Investments (Unaudited) (Continued)

respectively, held as collateral and cash collateral of $29,817,547 and $10,677,226, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2016, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $31,296 and $59,160, respectively, and had securities with a fair value of $62,235,837 and $42,155,347, respectively, held as collateral and cash collateral of $29,817,547 and $10,677,226, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $54,432 and $85,050, respectively, as of June 30, 2016.

Warrants— The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the

37

Notes to Portfolios of Investments (Unaudited) (Continued)

counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2016, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2016:

	Fair Value of Derivative Investments
	As of June 30, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Purchased Options-Equity Contracts*	$54,432	$—
	Written Options-Equity Contracts*	—	31,296
	Forward Foreign Currency Contracts*	437,692	—
Merger Arbitrage Fund	Purchased Options- Equity contracts*	85,050	—
	Written Options-Equity Contracts*	—	59,160
	Forward Foreign Currency Contracts*	444,307	—

*	Amounts for Purchased and Written Options represent market value. Amounts for Forward Foreign Currency Contracts represent unrealized appreciation (depreciation).

For the period ended June 30, 2016, the average quarterly balance of outstanding derivative financial instruments were as follows:

		Merger
	Arbitrage	Arbitrage
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$170,431	$294,169
Written Options - Premiums received	$102,645	$176,770
Forward foreign currency contracts:
Average number of contracts	2	2
Average U.S. dollar amount purchased	$3,828,745	$4,375,353

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights

38

Notes to Portfolios of Investments (Unaudited) (Continued)

in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Emerging Markets Small Cap Fund	Common Stock	$79,162	$83,520	$4,358
Mid Cap Fund	Common Stock	22,516,538	22,502,760	(13,778)
Mid Cap Value Fund	Common Stocks	2,919,532	2,860,264	(59,268)
Sands Capital Select Growth Fund	Common Stocks	204,157,075	202,059,741	(2,097,334)
Small Cap Fund	Common Stocks	48,670,141	49,555,095	884,954

*	The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in it’s applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

39

Notes to Portfolios of Investments (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$141,113,747	$2,136,640	$(3,891,206)	$(1,754,566)
Emerging Markets Small Cap Fund	11,389,575	515,762	(504,036)	11,726
Merger Arbitrage Fund	239,728,728	2,870,275	(6,245,952)	(3,375,677)
Mid Cap Fund	670,540,401	96,389,312	(37,177,560)	59,211,752
Mid Cap Value Fund	372,223,995	65,324,992	(17,047,179)	48,277,813
Premium Yield Equity Fund	138,980,514	17,104,762	(6,345,786)	10,758,976
Sands Capital Select Growth Fund	2,387,027,633	1,249,115,023	(132,587,835)	1,116,527,188
Small Cap Fund	541,205,658	166,732,412	(11,763,969)	154,968,443
Small Cap Value Fund	53,247,482	3,543,946	(4,105,374)	(561,428)
Total Return Bond Fund	205,148,712	7,748,187	(2,047,375)	5,700,812
Ultra Short Duration Fixed Income Fund	595,484,387	2,155,796	(3,299,983)	(1,144,187)

40

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.